UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Templeton SMACS: Series CH
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Franklin Templeton SMACS: Series CH for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series CH1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Franklin Templeton SMACS: Series CH Fund returned 6.92%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 3.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within bonds with no external credit rating
↑	Overweight exposure to bonds with 20 years to maturity
↑	Underweight allocation to AA rated bonds

Top detractors from performance:
↓	Overweight allocation to bonds with no external credit rating
↓	Overweight exposure to bonds with 10 years to maturity
↓	Security selection within BB rated bonds
Franklin Templeton SMACS: Series CH	PAGE 1	3000-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series CH 6/3/2019 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series CH	6.92	0.57	2.28
Bloomberg Municipal Bond Index	4.12	0.54	1.65
Bloomberg Municipal Bond California Exempt Index	3.85	0.53	1.59
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$38,588,769
Total Number of Portfolio Holdings	103
Total Management Fee Paid	$0
Portfolio Turnover Rate	12.72%
Franklin Templeton SMACS: Series CH	PAGE 2	3000-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Daniel Workman was added as a portfolio manager of the Fund and John Wiley stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series CH	PAGE 3	3000-ATSR-1026

Franklin Templeton SMACS: Series E
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Franklin Templeton SMACS: Series E for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series E1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Franklin Templeton SMACS: Series E returned 21.07%. The Fund compares its performance to the MSCI USA High Dividend Yield Index, which returned 19.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Information technology (IT), energy and health care sectors led absolute returns during the period.
↑	Marvell Technology added value within IT, while Albemarle and SLB contributed within materials and energy, respectively.
↑	Stock selection within materials assisted relative returns, as did selection and underweight allocations to the consumer discretionary and consumer staples sectors.

Top detractors from performance:
↓	The consumer discretionary sector detracted from absolute returns.
↓	In terms of individual issuers, Nike hindered performance within consumer discretionary. Accenture and Oracle also detracted within IT.
↓	Relative returns were weakened by selection within the industrials and IT sectors, as well as selection and underweight exposure to health care companies.
Franklin Templeton SMACS: Series E	PAGE 1	3001-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series E 6/3/2019 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series E	21.07	12.25	13.78
Russell 3000 Index	20.10	11.80	16.42
MSCI USA High Dividend Yield Index	19.72	9.49	11.09
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$692,470,284
Total Number of Portfolio Holdings	104
Total Management Fee Paid	$0
Portfolio Turnover Rate	131.33%
Franklin Templeton SMACS: Series E	PAGE 2	3001-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series E	PAGE 3	3001-ATSR-1026

Franklin Templeton SMACS: Series H
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Franklin Templeton SMACS: Series H for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series H1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Franklin Templeton SMACS: Series H returned 7.74%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within bonds with no external credit rating
↑	Overweight exposure to bonds with 20 years to maturity
↑	Security selection within BBB rated bonds

Top detractors from performance:
↓	Overweight exposure to bonds with 10 years to maturity
↓	Security selection within AAA rated bonds
↓	Overweight exposure to bonds with 30 years to maturity
Franklin Templeton SMACS: Series H	PAGE 1	3002-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series H 6/3/2019 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series H	7.74	1.51	2.76
Bloomberg Municipal Bond Index	4.12	0.54	1.65
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$47,536,029
Total Number of Portfolio Holdings	272
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.45%
Franklin Templeton SMACS: Series H	PAGE 2	3002-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series H	PAGE 3	3002-ATSR-1026

Franklin Templeton SMACS: Series I
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Franklin Templeton SMACS: Series I for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series I1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Franklin Templeton SMACS: Series I returned 7.76%. The Fund compares its performance to the Bloomberg High Yield Very Liquid Index and the 50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index, which returned 5.11% and 3.52%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Returns were driven by the health care and energy sectors, in addition to securitized products.
↑	Community Health Systems and Organon & Co. led returns within health care, while Venture Global Partners II contributed within energy.
↑	Relative performance benefited from selection and an overweight allocation to the health care sector. Security selection among information technology and energy companies also assisted returns.

Top detractors from performance:
↓	No sectors meaningfully detracted from absolute returns.
↓	FMC and Ardagh hindered returns within materials. Mauser Packaging Solutions also detracted from performance within industrials.
↓	Overweight exposure to securitized products weakened relative results, as did selection among the utilities and consumer discretionary sectors.
Franklin Templeton SMACS: Series I	PAGE 1	3003-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series I 6/3/2019 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series I	7.76	4.13	4.68
Bloomberg U.S. Aggregate Index	1.89	-0.29	1.18
Bloomberg High Yield Very Liquid Index	5.11	3.96	5.02
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index	3.52	1.93	3.57
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$989,611,101
Total Number of Portfolio Holdings	191
Total Management Fee Paid	$0
Portfolio Turnover Rate	33.18%
Franklin Templeton SMACS: Series I	PAGE 2	3003-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series I	PAGE 3	3003-ATSR-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2025 and August 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant's principal accountant (the “Auditor”) for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $183,612 in August 31, 2025 and $193,685 in August 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2025 and $0 in August 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $39,000 in August 31, 2025 and $39,000 in August 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2025 and $0 in August 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $377,023 in August 31, 2025 and $2,562,011 in August 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Strategic Series
Financial Statements and Other Important Information
Annual | August 31, 2026
Franklin Templeton SMACS: Series CH
Franklin Templeton SMACS: Series E
Franklin Templeton SMACS: Series H
Franklin Templeton SMACS: Series I
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 35
Notes to Financial Statements 39
Report of Independent Registered Public Accounting Firm 54
Tax Information 55
Changes In and Disagreements with Accountants 56
Results of Meeting(s) of Shareholders 56
Remuneration Paid to Directors, Officers and Others 56
Board Approval of Management and Subadvisory Agreements 56

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CH
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.37 $8.96 $8.52 $8.85 $10.51
Income from investment operations
a
:
Net investment income
b
......................... 0.52 0.48 0.45 0.39 0.36
Net realized and unrealized gains (losses) ........... 0.05 (0.60) 0.43 (0.32) (1.66)
Total from investment operations .................... 0.57 (0.12) 0.88 0.07 (1.30)
Less distributions from:
Net investment income .......................... (0.47) (0.47) (0.44) (0.40) (0.36)
Net asset value, end of year ....................... $8.47 $8.37 $8.96 $8.52 $8.85
Total return .................................... 6.92% (1.39)% 10.75% 0.85% (12.61)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.36% 0.55% 0.50% 2.48% 2.37%
Expenses net of waiver and payments by affiliates ....... —% —%
c
—%
c
—%
c
—%
c
Net investment income ........................... 6.08% 5.49% 5.27% 4.56% 3.71%
Supplemental data
Net assets , end of year (000’s) ..................... $38,589 $27,407 $22,910 $3,898 $2,957
Portfolio turnover rate ............................ 12.72% 28.21% 38.97% 45.25% 5.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2026
Franklin Templeton SMACS: Series CH
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Warrants a Value
a a a a a
Warrants 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC , 11/26/35 .............................. 1,710 $ —
Total Warrants (Cost $ – ) ......................................................
—
Principal
Amount
Corporate Bonds 0.6%
Diversified Consumer Services 0.6%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 247,358
Total Corporate Bonds (Cost $ 237,991 ) ........................................
247,358
Municipal Bonds 96.5%
Arizona 1.3%
c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 505,000 523,192
California 94.9%
c
California Community College Financing Authority , NCCD-Napa Valley Properties LLC ,
Revenue , 144A, 2022 A , 5.75% , 7/01/60 ................................ 500,000 335,228
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 1,200,000 923,140
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 600,000 552,447
Brio Apartments & Next on Lex Apartments , Revenue, Sub. Lien , 144A, 2021 A-2 ,
4% , 8/01/47 .................................................... 200,000 154,329
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 300,000 144,880
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 219,959 4,179
d
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , 8.06%, 8/01/65 ... 1,250,000 41,855
California Educational Facilities Authority , St. Mary's College of California , Revenue ,
2023 A , Refunding , 5.5% , 10/01/53 .................................... 1,000,000 944,456
c
California Enterprise Development Authority , Real Journey Academies Obligated
Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ............................. 500,000 465,748
California Municipal Finance Authority ,
a
8% , 12/01/56 ..................................................... 600,000 594,489
c
Revenue , 144A, 2025 B , 7.375% , 8/01/37 ............................... 300,000 304,788
Revenue , 2025 B , 7.1% , 12/01/37 ..................................... 250,000 246,671
Special Tax , 2025 C , 5% , 9/01/55 ...................................... 500,000 482,344
e
Special Tax , 2026 B , 5.25% , 9/01/56 ................................... 200,000 196,401
c,f
4252 Crenshaw Preservation LLC , Revenue , 144A, 2025 B-2 , Mandatory Put , 9% ,
6/01/36 ........................................................ 300,000 298,559
c
Ascent 613 , Revenue , 144A, 2025 A , 5.375% , 1/01/55 ...................... 500,000 491,729
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 150,000 155,504
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 150,000 157,411
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 150,000 156,458
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ 100,000 102,731
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,000,000 1,004,520
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 100,000 99,761
Boone 534 LLC , Revenue , 2026 B , 7.1% , 2/01/38 ......................... 500,000 492,684
c
CHF-Aptos LLC , Revenue , 144A, 2025 A , 5.5% , 7/01/57 .................... 250,000 245,559
c
CHF-Aptos LLC , Revenue , 144A, 2025 B , 7.5% , 7/01/57 .................... 250,000 246,377
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 125,000 119,874
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 150,000 155,504
Community Facilities District No. 2022-6 Improvement Area No. 2 , Special Tax , 2025 ,
5.375% , 9/01/55 ................................................. 200,000 200,097
Community Facilities District No. 2023-11 Improvement Area No. 2 , Special Tax ,
2025 , 5.25% , 9/01/60 ............................................. 500,000 496,754
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 1,000,000 1,036,479

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Gateways Hospital and Mental Health Center , Revenue , 2026 A , 5.25% , 9/01/55 .. $ 250,000 $ 248,594
c,d
IH Parkside Fairfield LLC , Revenue, Sub. Lien , 144A, 2023 B , 2.617%, 9/01/43 ... 250,000 197,727
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 215,000 216,165
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 4% , 12/31/47 100,000 87,406
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 B , 5% , 6/01/48 210,000 205,406
c,f
Palmdale Family Housing LP , Revenue , 144A, 2025 A-S , Mandatory Put , 8.125% ,
8/01/44 ........................................................ 200,000 198,576
Porter 1107 LLC , Revenue , 2025 B , 7.2% , 11/01/37 ........................ 300,000 299,452
SAC Health System , Revenue , 2026 , 6% , 9/01/56 ......................... 150,000 163,029
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 200,000 199,663
c
Verner 6430 LLC , Revenue , 144A, 2026 B , 7.1% , 6/01/38 ................... 250,000 246,695
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.9% , 6/15/44 .......... 150,000 157,728
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 250,000 259,914
c
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/46 ................................. 1,250,000 1,173,861
c
California School Finance Authority ,
Larchmont Schools , Revenue , 144A, 2026 , 6% , 6/01/56 ..................... 300,000 305,935
Magnolia Public Schools Obligated Group , Revenue , 144A, 2026 A , 5.375% , 7/01/65 250,000 236,909
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.875% , 6/01/53 ................................................. 100,000 100,176
Orange Springs Obligated Group , Revenue , 144A, 2026 A , 6% , 7/01/61 ......... 250,000 242,478
California Statewide Communities Development Authority ,
c
Revenue , 144A, 2026 E-2 , II , 6.85% , 6/01/36 ............................. 250,000 243,241
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 100,000 100,997
Special Tax , 2025 B , 5% , 9/02/55 ...................................... 500,000 492,610
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 150,000 148,199
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 150,000 145,415
Community Facilities District No. 2022-07 Improvement Area No. 1 , Special Tax ,
2023 , 5% , 9/01/53 ................................................ 150,000 147,550
Community Facilities District No. 2023-08 Improvement Area No. 1 , Special Tax ,
2025 , 5.25% , 9/01/55 ............................................. 300,000 296,558
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 985,000 1,009,364
c
Foothill Almaden Terrace LLC , Revenue , 144A, 2026 C-S-A , 7.5% , 1/01/37 ...... 300,000 290,796
f
Foothill Oak Park Apartments LLC , Revenue , 2025 H-S-A , Mandatory Put , 7.5% ,
3/01/36 ........................................................ 300,000 301,588
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 250,000 250,125
c
Maison 613 LLC , Revenue , 144A, 2026 , 5.3% , 9/02/62 ..................... 150,000 146,205
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 100,000 99,094
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 200,000 193,613
c
PACE Assessments , Revenue , 144A, 2026 , 5.25% , 9/02/61 .................. 250,000 246,790
Chino Community Facilities District , Community Facilities District No. 2021-1 , Special
Tax , 2023 , 5.625% , 9/01/53 .......................................... 1,000,000 1,032,827
c
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2023 A , 5.25% , 9/01/48 ............................................ 965,000 971,285
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.75% , 9/01/53 1,500,000 1,541,501
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 5 ,
Special Tax , 2023 , 5.375% , 9/01/51 .................................... 1,250,000 1,267,648
City of Lake Elsinore ,
Community Facilities District No. 2006-8 , Special Tax , 2023 , 5% , 9/01/53 ........ 150,000 148,635
Community Facilities District No. 2015-4 , Special Tax , 2026 , 5% , 9/01/55 ........ 650,000 640,394
City of Manteca , Community Facilities District 2025-1 , Special Tax , 2026 , 5% , 9/01/57 250,000 237,866

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... $ 200,000 $ 202,687
Preserve (The) Community Facilities District No. 2025-1 Improvement Area , Special
Tax , 2026 , 5% , 9/01/55 ............................................ 650,000 634,623
City of Rialto , Community Facilities District No. 2024-1 , Special Tax , 2026 , 5% , 9/01/55 500,000 488,908
c
CSCDA Community Improvement Authority ,
CTR City Anaheim , Revenue , 144A, 2020 A , 5% , 1/01/54 .................... 400,000 343,830
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 140,000 103,364
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 200,000 186,427
Eastern Municipal Water District ,
Community Facilities District No. 2018-81 Improvement Area B , Special Tax , 2026 B ,
5% , 9/01/55 .................................................... 200,000 195,269
Community Facilities District No. 2022-97 Improvement Area A , Special Tax , 2026 ,
5% , 9/01/55 .................................................... 500,000 483,791
Galt Community Facilities District , City of Galt Community Facilities District No. 2020-2
Improvement Area No. 1 , Special Tax , 2023 A , 6% , 9/01/53 .................. 1,500,000 1,566,782
c
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 300,000 286,485
Hemet Unified School District , Community Facilities District No. 2020-2 Improvement
Area No. 1 , Special Tax , 2026 , 5% , 9/01/56 .............................. 500,000 489,251
Lammersville Joint Unified School District , Community Facilities District No. 2024-1 ,
Special Tax , 2025 , 5.25% , 9/01/55 ..................................... 250,000 252,713
Lompoc Valley Medical Center , Revenue , 2026 , 5% , 2/01/46 ................... 250,000 240,194
c
Los Angeles Housing Authority , Housing Pathways, Inc. , Revenue , 144A, 2024 B , 6% ,
12/01/62 ........................................................ 600,000 560,570
Moreno Valley Unified School District ,
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 250,000 243,624
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 250,000 242,258
Mountain House Community Facilities District , City of Mountain House Community
Facilities District No. 2024-1 Improvement Area No. 3 , Special Tax , 2026 , 5% ,
9/01/56 ......................................................... 500,000 478,939
Orange County Community Facilities District , Community Facilities District No. 2023-1 ,
Special Tax , 2023 A , 5.5% , 8/15/53 .................................... 1,000,000 1,025,372
River Islands Public Financing Authority ,
d
Special Tax , 2026 A , AG Insured , 5.47%, 9/01/65 .......................... 2,000,000 250,849
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.625% , 9/01/53 995,000 1,001,445
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 ,
Refunding , 5% , 9/01/55 ............................................ 400,000 374,572
Community Facilities District No. 2023-1 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 670,000 624,574
Root Creek Water District , Community Facilities District No. 2016-1 Improvement Area
No. 3 , Special Tax , 2025 , 5.25% , 9/01/55 ................................ 225,000 225,902
c,d
Santa Barbara Housing Authority , Revenue , 144A, 2025 A-S , 8.14%, 5/01/44 ...... 900,000 225,979
Stockton Community Facilities District , Community Facilities District No. 2018-2
Improvement Area No. 4 , Special Tax , 2025 , 5% , 9/01/55 .................... 400,000 384,722
Washington Township Health Care District , Revenue , 2023 A , 5.75% , 7/01/48 ...... 150,000 155,834
36,611,935
U.S. Territories 0.3%
Puerto Rico 0.3%
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
100,710 99,389
Total Municipal Bonds (Cost $ 37,362,574 ) ......................................
37,234,516
Total Long Term Investments (Cost $ 37,600,565 ) ................................
37,481,874
a
a a a a

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See A bbreviations on page 53 .
Short Term Investments 2.3%
a a
Principal
Amount
a
Value
Municipal Bonds 2.3%
California 2.3%
g
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
2.4% , 10/01/54 ................................................... $ 500,000 $ 500,000
g
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 2.4% , 5/15/48 ................... 200,000 200,000
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 2.35% , 5/15/48 .......... 100,000 100,000
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 2.25% , 5/15/48 .......... 100,000 100,000
900,000
Total Municipal Bonds (Cost $ 900,000 ) .........................................
900,000
Total Short Term Investments (Cost $ 900,000 ) ..................................
900,000
a
Total Investments (Cost $ 38,500,565 ) 99.4% ....................................
$38,381,874
Other Assets, less Liabilities 0.6% .............................................
206,895
Net Assets 100.0% ...........................................................
$38,588,769
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $13,860,851, representing 35.9% of net assets.
d
The rate shown represents the yield at period end.
e
Security purchased on a when-issued basis. See Note 1(c).
f
The maturity date shown represents the mandatory put date.
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series E
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2026 2025 2024 2023 2022
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.48 $12.77 $11.56 $11.29 $12.77
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.33 0.37 0.42 0.37
Net realized and unrealized gains (losses) ........... 2.36 1.18 1.60 0.75 (0.31)
Total from investment operations .................... 2.74 1.51 1.97 1.17 0.06
Less distributions from:
Net investment income .......................... (0.98) (0.80) (0.76) (0.72) (0.83)
Net realized gains ............................. — — — (0.18) (0.71)
Tax return of capital ............................ — — — (—)
c
—
Total distributions ............................... (0.98) (0.80) (0.76) (0.90) (1.54)
Net asset value, end of year ....................... $15.24 $13.48 $12.77 $11.56 $11.29
Total return .................................... 21.07% 12.34% 17.78% 10.81% 0.38%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.06% 0.08% 0.10% 0.27% 1.36%
Expenses net of waiver and payments by affiliates ....... —% —% —% —%
d
—%
Net investment income ........................... 2.63% 2.62% 3.12% 3.70% 3.11%
Supplemental data
Net assets , end of year (000’s) ..................... $692,470 $413,849 $217,932 $61,992 $12,863
Portfolio turnover rate ............................ 131.33% 103.34% 93.40% 123.80% 117.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2026
Franklin Templeton SMACS: Series E
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 33.7%
Aerospace & Defense 2.0%
a
Boeing Co. (The) ................................... United States 15,000 $ 3,116,700
Northrop Grumman Corp. ............................. United States 20,000 10,794,000
13,910,700
Banks 2.2%
Bank of America Corp. ............................... United States 26,000 1,610,440
Fifth Third Bancorp .................................. United States 135,000 7,258,950
Truist Financial Corp. ................................ United States 69,000 3,421,020
US Bancorp ....................................... United States 50,000 3,079,000
15,369,410
Beverages 1.6%
Coca-Cola Co. (The) ................................. United States 125,000 11,083,750
Biotechnology 0.9%
AbbVie, Inc. ....................................... United States 25,000 6,410,500
Broadline Retail 1.3%
a
Amazon.com, Inc. ................................... United States 35,256 9,158,451
Capital Markets 1.3%
BlackRock, Inc. ..................................... United States 8,000 9,244,880
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc. .......................... United States 140,000 7,002,800
Electric Utilities 0.4%
Xcel Energy, Inc. .................................... United States 40,000 3,027,600
Energy Equipment & Services 1.3%
SLB Ltd. .......................................... United States 150,000 9,015,000
Food Products 0.9%
Nestle SA ......................................... Switzerland 60,000 5,836,467
Ground Transportation 0.8%
Norfolk Southern Corp. ............................... United States 15,000 5,141,850
Health Care Equipment & Supplies 3.3%
Medtronic plc ...................................... United States 250,000 22,662,500
Health Care Providers & Services 2.4%
CVS Health Corp. ................................... United States 32,981 3,097,246
UnitedHealth Group, Inc. .............................. United States 35,000 13,629,350
16,726,596
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp. ................................... United States 18,000 4,743,720
Starbucks Corp. .................................... United States 55,476 5,894,325
10,638,045
Household Products 0.4%
Procter & Gamble Co. (The) ........................... United States 20,000 2,902,400
Machinery 0.7%
Caterpillar, Inc. ..................................... United States 6,000 4,784,820
Metals & Mining 1.1%
Freeport-McMoRan, Inc. .............................. United States 100,000 7,574,000
Oil, Gas & Consumable Fuels 4.6%
Shell plc .......................................... United States 450,000 20,617,301
TotalEnergies SE ................................... France 130,000 11,480,300
32,097,601

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 1.0%
Bristol-Myers Squibb Co. .............................. United States 36,987 $ 2,471,101
Pfizer, Inc. ......................................... United States 150,000 4,269,000
6,740,101
Semiconductors & Semiconductor Equipment 2.2%
Analog Devices, Inc. ................................. United States 21,200 7,677,368
Broadcom, Inc. ..................................... United States 20,000 7,406,800
15,084,168
Specialty Retail 1.0%
Home Depot, Inc. (The) ............................... United States 20,000 6,556,600
Tobacco 1.8%
Philip Morris International, Inc. ......................... United States 67,500 12,642,750
Total Common Stocks (Cost $ 179,867,056 ) ...................................
233,610,989
b
Equity-Linked Securities 51.3%
Banks 1.1%
c
Morgan Stanley Finance LLC into JPMorgan Chase & Co. , 144A,
8% , 3/30/27 ...................................... United States 23,000 7,384,140
Biotechnology 1.1%
c
Barclays Bank plc into AbbVie, Inc. , 144A, 8.5% , 12/11/26 ..... United States 11,000 2,706,091
c
Morgan Stanley Finance LLC into Amgen, Inc. , 144A, 8% ,
12/16/26 ........................................ United States 12,500 4,764,591
7,470,682
Broadline Retail 3.2%
c
Goldman Sachs Bank USA into Amazon.com, Inc. , 144A, 10% ,
4/16/27 ......................................... United States 26,000 6,136,006
c
Mizuho Markets Cayman LP into Amazon.com, Inc. , 144A, 10% ,
7/06/27 ......................................... United States 35,000 8,922,248
c
Toronto-Dominion Bank (The) into Amazon.com, Inc. , 144A, 10% ,
10/13/26 ........................................ United States 5,500 1,329,089
c
Wells Fargo Bank NA into Amazon.com, Inc. , 144A, 9% , 2/26/27 United States 25,000 5,651,889
22,039,232
Capital Markets 0.6%
c
Merrill Lynch BV into Charles Schwab Corp. (The) , 144A, 8% ,
3/03/27 ......................................... United States 39,000 4,125,015
Chemicals 0.1%
c
Toronto-Dominion Bank (The) into Albemarle Corp. , 144A, 15% ,
12/23/26 ........................................ United States 6,884 961,178
Communications Equipment 0.8%
c
Morgan Stanley Finance LLC into Cisco Systems, Inc. , 144A,
10% , 3/01/28 ..................................... United States 53,000 5,885,209
Consumer Finance 1.0%
c
Barclays Bank plc into Capital One Financial Corp. , 144A, 8% ,
3/10/27 ......................................... United States 32,000 6,907,603
Consumer Staples Distribution & Retail 0.2%
c
BNP Paribas Issuance BV into Target Corp. , 144A, 11% , 10/07/26 United States 16,000 1,762,324
Diversified Telecommunication Services 1.2%
c
BNP Paribas Issuance BV into Comcast Corp. , 144A, 9.5% ,
7/26/27 ......................................... United States 306,000 8,054,752

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Electric Utilities 1.6%
c
BNP Paribas Issuance BV into NextEra Energy, Inc. , 144A, 8% ,
9/13/27 ......................................... United States 57,000 $ 4,769,214
c
Citigroup Global Markets Holdings, Inc. into NextEra Energy, Inc. ,
144A, 9% , 10/05/26 ................................ United States 65,000 5,104,395
c
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 9.5% ,
10/22/26 ........................................ United States 12,000 1,008,513
10,882,122
Energy Equipment & Services 1.5%
c
Citigroup Global Markets Holdings, Inc. into Halliburton Co. ,
144A, 10% , 1/21/27 ................................ United States 50,000 1,783,608
c
UBS AG into Schlumberger NV , 144A, 10% , 2/11/27 ......... United States 55,000 3,018,979
c
Wells Fargo Bank NA into Schlumberger NV , 144A, 9% , 10/02/26 United States 130,000 5,603,340
10,405,927
Health Care Equipment & Supplies 1.7%
c
BNP Paribas Issuance BV into Medtronic plc , 144A, 7.25% ,
4/27/27 ......................................... United States 52,266 4,627,364
c
Toronto-Dominion Bank (The) into Boston Scientific Corp. , 144A,
10% , 9/14/27 ..................................... United States 50,000 2,447,441
c
Toronto-Dominion Bank (The) into Boston Scientific Corp. , 144A,
10% , 9/22/27 ..................................... United States 95,000 4,634,987
11,709,792
Hotels, Restaurants & Leisure 0.9%
c
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/27/27 ......................................... United States 60,000 6,152,232
Interactive Media & Services 4.3%
c
BNP Paribas Issuance BV into Meta Platforms, Inc. , 144A, 10% ,
9/15/27 ......................................... United States 11,440 6,552,198
c
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc. , 144A,
9% , 12/23/26 ..................................... United States 16,800 5,730,602
c
Merrill Lynch BV into Alphabet, Inc. , 144A, 9% , 12/23/26 ...... United States 17,200 5,880,526
c
Mizuho Markets Cayman LP into Meta Platforms, Inc. , 144A,
10% , 12/07/26 .................................... United States 1,500 881,512
c
National Bank of Canada into Meta Platforms, Inc. , 144A, 10% ,
9/15/27 ......................................... United States 11,900 6,776,476
c
Wells Fargo Bank NA into Alphabet, Inc. , 144A, 10% , 3/02/28 .. United States 11,500 3,962,816
29,784,130
IT Services 7.5%
c
Barclays Bank plc into Accenture plc , 144A, 12% , 7/30/27 ..... United States 52,000 9,073,044
c
Barclays Bank plc into Snowflake, Inc. , 144A, 12.5% , 4/27/27 .. United States 34,000 6,377,779
c
Citigroup Global Markets Holdings, Inc. into International
Business Machines Corp. , 144A, 10% , 2/29/28 ............ United States 51,250 12,137,125
c
J.P. Morgan Structured Products BV into Accenture plc , 144A,
12% , 7/28/27 ..................................... United States 59,500 10,340,188
c
Morgan Stanley Finance LLC into International Business
Machines Corp. , 144A, 10% , 9/03/27 ................... United States 34,000 8,232,973
c
Wells Fargo Bank NA into International Business Machines Corp. ,
144A, 11% , 5/06/27 ................................ United States 25,000 5,793,830
51,954,939
Metals & Mining 1.1%
c
Barclays Bank plc into Freeport-McMoRan, Inc. , 144A, 10% ,
1/27/27 ......................................... United States 17,000 1,075,567

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Metals & Mining (continued)
c
Morgan Stanley Finance LLC into Freeport-McMoRan, Inc. , 144A,
10% , 11/18/26 .................................... United States 142,593 $ 6,568,135
7,643,702
Oil, Gas & Consumable Fuels 0.6%
c
Royal Bank of Canada into BP plc , 144A, 10% , 10/07/26 ...... United States 100,000 3,897,397
Passenger Airlines 1.1%
c
Goldman Sachs Bank USA into Delta Air Lines, Inc. , 144A, 11% ,
3/31/27 ......................................... United States 100,000 7,448,205
Pharmaceuticals 0.4%
c
Barclays Bank plc into Merck & Co., Inc. , 144A, 8.5% , 10/02/26 . United States 29,000 2,887,963
Semiconductors & Semiconductor Equipment 5.3%
c
Bank of America NA into Microchip Technology, Inc. , 144A, 11% ,
9/03/26 ......................................... United States 19,651 1,492,231
c
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 32,500 4,949,346
c
JPMorgan Chase Bank NA into Marvell Technology, Inc. , 144A,
12% , 1/07/27 ..................................... United States 55,000 6,444,361
c
Toronto-Dominion Bank (The) into Intel Corp. , 144A, 10.5% ,
9/01/26 ......................................... United States 23,000 741,686
c
Toronto-Dominion Bank (The) into QUALCOMM, Inc. , 144A, 10% ,
3/24/27 ......................................... United States 50,000 7,622,644
c
UBS AG into Marvell Technology, Inc. , 144A, 12% , 12/16/26 ... United States 78,000 10,146,049
c
UBS AG into Texas Instruments, Inc. , 144A, 10% , 2/24/27 ..... United States 22,500 5,415,760
36,812,077
Software 10.8%
c
Citigroup Global Markets Holdings, Inc. into Microsoft Corp. ,
144A, 9% , 3/25/27 ................................. United States 8,000 3,637,771
c
Citigroup Global Markets Holdings, Inc. into Workday, Inc. , 144A,
10% , 2/24/27 ..................................... United States 9,450 1,668,296
c
J.P. Morgan Structured Products BV into Microsoft Corp. , 144A,
8% , 7/21/27 ...................................... United States 12,500 5,679,881
c
Merrill Lynch BV into Salesforce, Inc. , 144A, 10% , 7/30/27 ..... United States 63,000 13,389,415
c
Mizuho Markets Cayman LP into Microsoft Corp. , 144A, 8% ,
7/27/27 ......................................... United States 11,700 5,342,433
c
Mizuho Markets Cayman LP into Palo Alto Networks, Inc. , 144A,
10% , 4/28/27 ..................................... United States 45,000 9,150,047
c
Royal Bank of Canada into Microsoft Corp. , 144A, 8% , 4/05/27 . United States 6,600 2,936,461
c
Royal Bank of Canada into Oracle Corp. , 144A, 12.5% , 7/23/27 . United States 52,000 7,606,585
c
Royal Bank of Canada into Oracle Corp. , 144A, 12.5% , 2/29/28 . United States 35,000 5,286,246
c
Toronto-Dominion Bank (The) into Workday, Inc. , 144A, 12.5% ,
6/02/27 ......................................... United States 60,000 10,617,872
c
Wells Fargo Bank NA into Salesforce, Inc. , 144A, 10% , 7/22/27 . United States 45,000 9,310,427
74,625,434
Specialty Retail 2.0%
c
BNP Paribas Issuance BV into Lowe's Cos., Inc. , 144A, 8.5% ,
9/15/27 ......................................... United States 25,000 5,232,834
c
Goldman Sachs Bank USA into Home Depot, Inc. (The) , 144A,
8.25% , 10/19/27 ................................... United States 13,500 4,487,592
c
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 9/09/27 ................................. United States 13,150 4,385,330
14,105,756

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Technology Hardware, Storage & Peripherals 2.3%
c
Goldman Sachs Bank USA into Dell Technologies, Inc. , 144A,
12.5% , 4/14/27 ................................... United States 38,000 $ 8,242,379
c
Mizuho Markets Cayman LP into Dell Technologies, Inc. , 144A,
12% , 11/09/26 .................................... United States 39,000 7,726,619
15,968,998
Textiles, Apparel & Luxury Goods 0.9%
c
Royal Bank of Canada into NIKE, Inc. , 144A, 10% , 9/08/27 .... United States 159,000 6,345,372
Total Equity-Linked Securities (Cost $ 312,213,074 ) ............................
355,214,181
Convertible Preferred Stocks 14.4%
Aerospace & Defense 2.3%
Boeing Co. (The) , 6% ................................ United States 250,000 16,210,000
Capital Markets 5.5%
Ares Management Corp. , B , 6.75% ...................... United States 150,000 6,855,000
KKR & Co., Inc. , D , 6.25% ............................. United States 635,000 30,873,700
37,728,700
Chemicals 1.8%
Albemarle Corp. , 7.25% .............................. United States 225,000 12,332,250
Electric Utilities 2.5%
NextEra Energy, Inc. , 7.234% .......................... United States 175,000 8,380,750
NextEra Energy, Inc. , 7.299% .......................... United States 175,000 8,933,750
17,314,500
Software 1.0%
Oracle Corp. , D , 6.5% ................................ United States 150,000 7,002,000
Trading Companies & Distributors 1.3%
d,e
QXO, Inc. , C , 4.75% ................................. United States 900 9,233,083
Total Convertible Preferred Stocks (Cost $ 86,130,246 ) .........................
99,820,533
Total Long Term Investments (Cost $ 578,210,376 ) .............................
688,645,703
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
3.629% ......................................... United States 4,994,647 4,994,647
Total Money Market Funds (Cost $ 4,994,647 ) .................................
4,994,647
Total Short Term Investments (Cost $ 4,994,647 ) ...............................
4,994,647
a
Total Investments (Cost $ 583,205,023 ) 100.1% ................................
$693,640,350
Other Assets, less Liabilities (0.1) % .........................................
(1,170,066)
Net Assets 100.0% .........................................................
$692,470,284
a a a

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 53 .
a
Non-income producing.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $355,214,181, representing 51.3% of net assets.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
See Note 8 regarding restricted securities.
f
See Note 3(d) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series H
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.87 $9.41 $8.86 $9.03 $10.57
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.47 0.48 0.38 0.31
Net realized and unrealized gains (losses) ........... 0.20 (0.54) 0.53 (0.18) (1.54)
Total from investment operations .................... 0.68 (0.07) 1.01 0.20 (1.23)
Less distributions from:
Net investment income .......................... (0.47) (0.47) (0.46) (0.37) (0.31)
Net asset value, end of year ....................... $9.08 $8.87 $9.41 $8.86 $9.03
Total return .................................... 7.74% (0.84)% 11.79% 2.36%
c
(11.82)%
c
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.34% 0.85% 0.85% 1.88% 2.51%
Expenses net of waiver and payments by affiliates ....... —% —%
d
—%
d
—% —%
d
Net investment income ........................... 5.19% 5.20% 5.33% 4.34% 3.14%
Supplemental data
Net assets, end of year (000’s) ..................... $47,536 $26,831 $12,653 $10,059 $3,019
Portfolio turnover rate ............................ 22.45% 7.25% 42.17% 11.82% 6.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return excluding payments by Advisers for acquired fund fees and expenses is 2.25% for the year ended August 31, 2023 and (11.90)% for the year ended August 31,
2022. See Note 3e.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2026
Franklin Templeton SMACS: Series H
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Management Investment Companies 3.9%
Capital Markets 3.9%
a
Franklin Dynamic Municipal Bond ETF ................................... 75,000 $ 1,836,750
Total Management Investment Companies (Cost $ 1,829,106 ) .....................
1,836,750
Warrants
a a a a
Warrants 0.0%
Financial Services 0.0%
b,c
Brightline Train Holdings West LLC , 11/26/35 .............................. 1,290 —
Total Warrants (Cost $ – ) ......................................................
—
Principal
Amount
Corporate Bonds 0.5%
Diversified Consumer Services 0.5%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 247,357
Total Corporate Bonds (Cost $ 237,991 ) ........................................
247,357
Municipal Bonds 94.8%
Alabama 2.9%
Black Belt Energy Gas District , Revenue , 2025 G , 5% , 10/01/35 ................ 100,000 103,625
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 555,000 516,587
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 150,000 136,639
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 100,000 87,353
Mobile County Industrial Development Authority , AM/NS Calvert LLC , Revenue , 2024
B , 4.75% , 12/01/54 ................................................ 160,000 147,409
Southeast Energy Authority A Cooperative District , Revenue , 2024 A , 5% , 11/01/35 .. 405,000 412,440
1,404,053
Arizona 2.6%
d
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 405,000 419,589
d
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 150,000 135,285
Georgetown Community Development Authority , Revenue , 144A, 2021 A , 5.375% ,
10/01/56 ....................................................... 250,000 194,881
Tempe Industrial Development Authority ,
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/50 ........ 250,000 230,947
Tempe Life Care Village Obligated Group , Revenue , 2025 A , 5.625% , 12/01/55 ... 250,000 253,640
1,234,342
Arkansas 0.6%
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 2023 ,
5.7% , 5/01/53 .................................................... 150,000 152,950
Fayetteville Public Facilities Board , Butterfield Trail Village, Inc. , Revenue , 2026 , 5.5% ,
12/01/60 ........................................................ 115,000 115,156
268,106
California 4.5%
e
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 130,000 136,444
d
California Community Housing Agency ,
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 275,000 253,205
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 230,000 207,432
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 195,000 165,961

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California Community Housing Agency, (continued)
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... $ 105,000 $ 95,752
d,f
California Municipal Finance Authority , IH Parkside Fairfield LLC , Revenue, Sub. Lien ,
144A, 2023 B , 2.617%, 9/01/43 ....................................... 150,000 118,636
d
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 100,000 87,777
d
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 190,000 171,065
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 100,000 80,833
d
CSCDA Community Improvement Authority ,
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 230,000 214,392
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 135,000 112,983
d
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 300,000 286,485
d
Sacramento Housing Authority , Revenue , 144A, 2026 B-2 , IB , 6.8% , 7/01/38 ....... 245,000 234,428
2,165,393
Colorado 1.1%
Colorado Health Facilities Authority ,
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.25% , 9/15/45 ......... 195,000 197,320
Christian Living Neighborhoods Obligated Group , Revenue , 2019 , Refunding , 4% ,
1/01/38 ........................................................ 100,000 98,169
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/39 .... 250,000 224,626
520,115
Connecticut 0.5%
f
Aquarion Water Authority ,
Water System , Revenue , 2026 C , 5.42%, 8/01/54 .......................... 250,000 57,316
Water System , Revenue , 2026 E , BAM Insured , 5.44%, 8/01/52 ............... 250,000 63,337
Stamford Housing Authority , TJH Senior Living LLC Obligated Group , Revenue , 2025
A , Refunding , 6.5% , 10/01/55 ......................................... 100,000 102,778
223,431
Florida 27.6%
Acacia Fields Community Development District , Special Assessment , 2026 , 5.7% ,
6/15/56 ......................................................... 130,000 125,150
Angeline Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 130,000 126,087
Avenir Community Development District , Parcel A-18 , Special Assessment , 2024 A ,
6% , 5/01/55 ...................................................... 100,000 98,588
d
Babcock Ranch Community Independent Special District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 5/01/55 ............................... 150,000 145,573
Bella Tara Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 6.125% , 5/01/56 .............................................. 100,000 101,023
Big Cypress Stewardship District , Assessment Area 1 , Special Assessment , 2026 ,
5.75% , 5/01/55 ................................................... 150,000 142,835
Bridle Creek Community Development District , Special Assessment , 2025 , 6.375% ,
5/01/56 ......................................................... 160,000 161,550
Brightshore Community Development District , Assessments , Special Assessment ,
2026 , 5.7% , 5/01/57 ................................................ 145,000 137,727
Buena Lago Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.55% , 5/01/54 .................................... 75,000 71,912
d
Capital Projects Finance Authority , PRG - UnionWest Properties LLC , Revenue, Senior
Lien , 144A, 2024 A-1 , 5% , 6/01/58 ..................................... 250,000 196,496
d
Capital Trust Authority , Madrone Florida Tech Student Housing I LLC , Revenue , 144A,
2025 A , 5.375% , 7/01/65 ............................................ 500,000 465,027

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Caymas Community Development District , Assessment Area 2 , Special Assessment ,
2026 , 5.625% , 5/01/56 .............................................. $ 160,000 $ 152,631
d
Center Lake Ranch West Community Development District , Assessment Area 2 ,
Special Assessment , 144A, 2025 , 5.6% , 5/01/55 .......................... 135,000 131,897
Chaparral Palm Bay Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 5/01/55 ..................................... 80,000 76,614
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 2025 , 6.125% , 10/01/55 ..................................... 150,000 152,448
d
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/60 ............................................... 185,000 185,467
Creekside Community Development District , Assessment Area 2 - Parcel C and D ,
Special Assessment , 2026 , 5.6% , 5/01/56 ............................... 120,000 114,862
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 100,000 96,191
d
Dean River Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2026 , 5.875% , 5/01/56 ......................................... 100,000 97,767
Deering Park Stewardship District , DPSD JV1 No. 1 Assessment Area , Special
Assessment , 2025 , 6% , 5/01/45 ....................................... 115,000 117,953
East Ridge Community Development District , Assessment Area 1 , Special Assessment ,
2026 , 6% , 5/01/57 ................................................. 115,000 111,522
Edgewater West Community Development District , Master Infrastructure Bond Area ,
Special Assessment , 2026 , 6% , 5/01/41 ................................. 150,000 147,097
Epperson North Community Development District , Assessment Area 4 , Special
Assessment , 2024 , 5.6% , 5/01/55 ..................................... 110,000 105,392
Esplanade at Wellen Park Community Development District , Special Assessment ,
2026 , 5.7% , 5/01/56 ................................................ 100,000 96,568
d
Everlands Community Development District , Assessment Area 2 Phase 2 , Special
Assessment , 144A, 2024 , 5.5% , 6/15/54 ................................ 150,000 144,948
Feed Mill Community Development District , Parcel 1 Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/56 ................................... 100,000 97,363
Florida Development Finance Corp. ,
d
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 100,000 73,784
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 105,000 94,820
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.4% , 5/01/55 ..................................... 100,000 95,181
d
Gas Worx Community Development District , Special Assessment , 144A, 2025 , 6% ,
5/01/57 ......................................................... 150,000 150,180
GIR East Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.5% , 5/01/55 ................................................ 100,000 93,652
d
Governors Park South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2026 , 5.8% , 5/01/56 ................................ 150,000 144,107
d
Grace Groves Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2026 , 5.8% , 5/01/57 ................................ 145,000 141,113
Hammock Oaks Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.85% , 5/01/44 .................................... 110,000 111,028
Harvest Hills South Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.75% , 5/01/56 .................................... 165,000 157,392
Highland Park Community Development District , Assessments , Special Assessment ,
2026 , 6.125% , 5/01/56 .............................................. 125,000 124,614
Highland Trails Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.85% , 5/01/56 .................................... 100,000 96,092
d
Hillcrest Preserve Community Development District , Special Assessment , 144A, 2024 ,
5.3% , 5/01/54 .................................................... 180,000 167,387
Hunt Club Grove Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.625% , 6/15/54 ................................... 75,000 73,870

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
K-Bar Ranch III Community Development District , Special Assessment , 144A, 2025 ,
6.125% , 5/01/55 ................................................... $ 110,000 $ 112,001
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 83,328
Kings Creek I Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/55 ....................................... 100,000 99,797
Kingston One Community Development District , Assessment Area 1 - 2025 Project ,
Special Assessment , 2025 , 6% , 5/01/57 ................................. 130,000 130,520
Kissimmee Park Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6.125% , 5/01/56 ................................... 100,000 101,023
d
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.5% , 6/15/54 .................................................... 175,000 170,290
Lake Flores Community Development District , Assessment Area , Special Assessment ,
2026 , 5.75% , 5/01/56 ............................................... 100,000 96,990
Lakeside Preserve Community Development District , Special Assessment , 2023 ,
6.375% , 5/01/54 ................................................... 85,000 87,392
Langley South Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.4% , 5/01/55 ..................................... 55,000 53,174
Lecanto Preserve Community Development District , Assessment Area 1 , Special
Assessment , 2026 , 5.7% , 5/01/56 ..................................... 105,000 101,538
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 500,000 482,476
LT Ranch Community Development District , Phase IIA Assessment Area , Special
Assessment , 2022-2 , 5.7% , 5/01/53 .................................... 100,000 100,772
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 85,000 85,168
North AR-1 Pasco Community Development District , Assessment Area 3 , Special
Assessment , 2023 , 6% , 5/01/54 ....................................... 70,000 70,945
North Loop Community Development District , Special Assessment , 2023 , 6.625% ,
5/01/54 ......................................................... 130,000 136,208
Northlake Stewardship District , Rye Ranch Pod B - Assessment Area 2 , Special
Assessment , 2026 , 5.7% , 5/01/56 ..................................... 100,000 96,568
Pacific Ace Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/55 ......................................................... 125,000 121,579
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 100,000 100,162
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 6/15/55 ................ 100,000 100,228
Palm Beach County Health Facilities Authority , Lifespace Communities, Inc. Obligated
Group , Revenue , 2026 B , 5.625% , 5/15/61 ............................... 570,000 565,101
Palm Coast Park Community Development District , Special Assessment , 2023 , 5.6% ,
5/01/53 ......................................................... 100,000 98,525
Palm Gate Community Development District , Expansion Area , Special Assessment ,
2026 , 5.6% , 5/01/56 ................................................ 145,000 136,860
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 100,000 101,261
Parkside Trails Community Development District , 2025 Project Area , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 145,000 137,929
Parrish Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2023 A , 5.625% , 5/01/53 .................................. 90,000 89,101
Pasadena Ridge Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.375% , 5/01/55 ................................... 130,000 125,583
Preserve at Savannah Lakes Community Development District , Assessment Area 1 ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 140,000 140,979
Prosperity Lakes Community Development District , Assessment Area 1 , Special
Assessment , 2023 , 6.125% , 12/15/53 ................................... 160,000 166,153
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 70,000 58,162

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Reflection Bay Community Development District , Special Assessment , 2025 , 5.875% ,
5/01/55 ......................................................... $ 160,000 $ 158,905
Regal Village Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/54 ......................................................... 145,000 139,966
Ridge at Apopka Community Development District , Parcel 2 , Special Assessment ,
2023 , 5.75% , 5/01/53 ............................................... 100,000 98,547
River Hall Community Development District , Assessment Area 4 , Special Assessment ,
2023 A , 6.5% , 5/01/54 .............................................. 105,000 108,885
River Landing Community Development District , Assessments , Special Assessment ,
2025 , 5.45% , 5/01/55 ............................................... 100,000 96,151
d
Saltleaf Community Development District , Assessments , Special Assessment , 144A,
2026 , 6.05% , 5/01/57 ............................................... 145,000 143,363
d
Saltmeadows Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2025 , 6% , 5/01/55 .................................. 150,000 151,203
Savanna Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 6/15/54 ..................................... 135,000 133,974
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 100,000 99,348
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 155,000 159,195
Schaller Preserve Community Development District , Assessment Area 1 , Special
Assessment , 2026 , 5.625% , 5/01/56 ................................... 100,000 97,018
d
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 100,000 100,275
Seminole Palms Community Development District , Special Assessment , 2023 , 5.5% ,
5/01/43 ......................................................... 80,000 80,964
Solaeris Community Development District , Assessment Area 2 , Special Assessment ,
2026 , 5.8% , 5/01/57 ................................................ 120,000 115,967
Somerset Bay Community Development District , Assessment Area 2 , Special
Assessment , 2026 , 5.8% , 5/01/56 ..................................... 100,000 96,871
Southern Groves Community Development District No. 5 , Assessment Area , Special
Assessment , 2026 , 5.7% , 5/01/52 ..................................... 140,000 136,031
Springs at Lake Alfred Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.6% , 5/01/54 ..................................... 145,000 139,441
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 150,000 156,593
Special Assessment , 2025 , 5.875% , 6/15/55 ............................. 125,000 125,236
d
Stuart Crossing Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2024 , 5.5% , 5/01/54 ................................ 100,000 96,932
d
Sugarloaf Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2026 , 5.625% , 12/15/55 ........................................ 100,000 96,151
Terra Lago Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 100,000 95,521
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 100,000 101,407
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 75,000 76,484
Two Rivers West Community Development District , Special Assessment , 2024 ,
5.875% , 5/01/54 ................................................... 75,000 74,621
V-Dana Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.55% , 5/01/55 ............................................... 90,000 88,669
Waterset South Community Development District , Assessment Area , Special
Assessment , 2026 , 5.65% , 5/01/56 .................................... 175,000 171,604
Wellness Ridge Community Development District ,
d
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.2% , 6/15/55 ........... 100,000 94,500
Assessment Area 3 , Special Assessment , 2026 , 5.625% , 6/15/56 .............. 120,000 117,050
d
West Port East Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 6% , 5/01/55 .................................. 120,000 120,456

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
West Villages Improvement District ,
Unit of Development No. 10 Assessment Area 2 , Special Assessment , 2025 , 5.5% ,
5/01/55 ........................................................ $ 145,000 $ 140,435
Unit of Development No. 12 Assessment Area 2 , Special Assessment , 2026 , 5.65% ,
5/01/56 ........................................................ 100,000 96,009
Westwood of Pasco Community Development District , Assessments , Special
Assessment , 2023 , 5.625% , 5/01/53 ................................... 130,000 130,615
Winding Oaks Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/55 ......................................................... 100,000 97,590
d
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 100,000 96,172
13,105,870
Georgia 0.2%
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 100,000 100,835
Illinois 7.9%
Chicago Board of Education ,
GO , 2023 A , 5.875% , 12/01/47 ........................................ 250,000 251,185
GO , 2025 A , 5.75% , 12/01/50 ......................................... 405,000 392,791
GO , 2025 A , 6.25% , 12/01/50 ......................................... 100,000 101,698
GO , 2025 B , Refunding , 6% , 12/01/44 .................................. 315,000 320,145
Dedicated Capital Improvement Tax , Revenue , 2023 , 5.75% , 4/01/48 ........... 225,000 235,163
City of Chicago , GO , 2025 A , 6% , 1/01/50 ................................. 350,000 360,613
Illinois Finance Authority , Westminster Village, Inc. Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 5/01/48 ............................................. 100,000 85,863
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2024 B , Refunding , 5% , 6/15/53 .................... 500,000 489,171
State of Illinois , GO , 2024 B , 5.25% , 5/01/47 ............................... 1,500,000 1,533,979
3,770,608
Indiana 1.1%
d
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 100,000 85,020
Indiana Finance Authority , CHF - Tippecanoe LLC , Revenue , 2023 A , 5.375% , 6/01/64 350,000 336,521
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 110,000 112,982
534,523
Iowa 1.3%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Pre-Refunded , 5% , 12/01/50 .......... 235,000 260,902
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 100,000 100,026
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 5.875% , 10/01/65 . 125,000 126,141
Iowa Higher Education Loan Authority , University of Dubuque , Revenue , 2025 , 6% ,
10/01/55 ........................................................ 130,000 132,930
619,999
Louisiana 2.2%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 97,907
Lakeshore Villages Master Community Development District , Special Assessment ,
2025 , 6% , 6/01/54 ................................................. 170,000 173,308
d
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 126,863
Louisiana Public Facilities Authority ,
d
Acadiana Renaissance Charter Academy , Revenue , 144A, 2025 , 6% , 6/15/59 .... 100,000 98,839
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 195,000 196,740

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... $ 330,000 $ 338,471
1,032,128
Maryland 0.9%
Maryland Economic Development Corp. ,
Morgan State University Student Housing , Revenue , 2020 , 4.25% , 7/01/50 ....... 170,000 147,468
Morgan State University Student Housing , Revenue , 2022 A , 6% , 7/01/58 ....... 75,000 78,627
d
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 190,000 190,049
416,144
Massachusetts 0.7%
d
Massachusetts Development Finance Agency ,
CHF Wentworth, Inc. , Revenue , 144A, 2026 A , 5.5% , 7/01/66 ................. 100,000 96,380
Lowell Community Charter Public School , Revenue , 144A, 2026 , 5.375% , 7/01/56 . 250,000 240,148
336,528
Michigan 1.0%
City of Detroit , GO , 2023 C , 6% , 5/01/43 .................................. 100,000 108,180
Grand Rapids Economic Development Corp. , Michigan Christian Home Obligated
Group , Revenue , 2025 A , 6% , 11/01/50 ................................. 100,000 99,688
Michigan Finance Authority , Provident Group - HFH Energy LLC , Revenue , 2024 ,
4.375% , 2/28/54 ................................................... 150,000 135,571
Michigan State Housing Development Authority , Revenue , 2025 C , 5.05% , 6/01/51 .. 150,000 150,065
493,504
Minnesota 0.2%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 101,529
Nevada 0.5%
City of Las Vegas , Special Improvement District No. 819 , Special Assessment , 2025 ,
5.5% , 6/01/55 .................................................... 150,000 150,968
Henderson Local Improvement Districts , Local Improvement District No. T-22 , Special
Assessment , 2023 , 5.25% , 3/01/53 .................................... 95,000 92,933
243,901
New Hampshire 1.8%
New Hampshire Business Finance Authority ,
Adventist Health System/West Obligated Group , Revenue , 2024 C , 5.25% , 7/01/49 355,000 349,574
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 250,000 241,554
Presbyterian Homes Obligated Group , Revenue , 2023 A , 5.25% , 7/01/48 ........ 250,000 251,656
842,784
New Mexico 0.2%
d
Mesa Del Sol Public Improvement District No. 1 , Revenue , 144A, 2026 A , 5.45% ,
10/01/55 ........................................................ 100,000 97,724
New York 5.8%
Metropolitan Transportation Authority , Revenue , 2021 A-2 , 4% , 11/15/41 .......... 375,000 340,374
New York City Housing Development Corp. , 8 Spruce NY Owner LLC , Revenue , 2024 ,
F , Refunding , 5.25% , 12/15/31 ........................................ 250,000 256,234
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 100,000 101,301
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 465,000 433,465
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/41 ............. 185,000 188,475
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 35,000 35,930

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ $ 1,275,000 $ 1,281,278
d
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 100,000 106,062
2,743,119
Ohio 0.9%
Ohio Higher Educational Facility Commission , Cleveland Institute of Art (The) ,
Revenue , 5.5% , 12/01/53 ............................................ 200,000 178,654
Ohio Housing Finance Agency , Revenue, Sub. Lien , 2023 C , 8% , 8/01/34 ......... 100,000 103,335
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 125,000 131,571
413,560
Oklahoma 0.3%
Tulsa Municipal Airport Trust Trustees , American Airlines, Inc. , Revenue , 2025 ,
Refunding , 6.25% , 12/01/40 .......................................... 135,000 146,346
Pennsylvania 2.6%
d
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 144A, 2024 , Refunding , 5% , 7/01/59 ........ 250,000 220,398
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 18,000 18,075
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 8,000 8,380
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 120,000 112,687
f
Tower Health Obligated Group , Revenue , 2024 B-1 , 1.357%, 6/30/44 ........... 59,000 44,902
d
Chester County Industrial Development Authority , Woodlands at Greystone
Neighborhood Improvement District , Special Assessment , 144A, 2018 , 5.125% ,
3/01/48 ......................................................... 128,000 125,453
Montgomery County Higher Education and Health Authority , Thomas Jefferson
University Obligated Group , Revenue , 2022 B , Refunding , 5% , 5/01/57 ......... 720,000 705,416
1,235,311
Rhode Island 0.8%
Rhode Island Health and Educational Building Corp. ,
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/55 .......... 230,000 228,809
PRG - RI Properties LLC , Revenue , 2025 B , AG Insured , 5.625% , 7/01/65 ....... 150,000 152,285
381,094
Texas 15.1%
d
Arlington Higher Education Finance Corp. ,
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.875% , 6/15/59 ...... 100,000 86,734
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2025 , Refunding , 5.875% ,
6/15/65 ........................................................ 150,000 150,264
City of Anna ,
Special Assessment , 2026 , 5.75% , 9/15/56 .............................. 150,000 143,772
d
Landing Public Improvement District (The) Improvement Area No. 1 , Special
Assessment , 144A, 2026 , 5.875% , 9/15/56 ............................. 145,000 141,671
Liberty Hills Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2026 , 6.05% , 9/15/56 ................................... 100,000 98,079
d
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.875% , 9/15/53 ............................. 116,000 118,436
City of Aransas Pass , Aransas Oaks Public Improvement District Improvement Area
No. 1 , Special Assessment , 2026 , 6% , 9/01/56 ............................ 100,000 97,406
d
City of Austin , Whisper Valley Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2022 , 5.5% , 11/01/51 .......................... 100,000 100,273
City of Celina ,
g
Celina 241 Public Improvement District Improvement Area No. 1 , Special
Assessment , 2026 , 5.875% , 9/01/56 .................................. 146,000 143,048

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
d,g
Creekbend Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2026 , 5.875% , 9/01/56 ............................. $ 163,000 $ 159,705
d
Lakes at Mustang Ranch Public Improvement District Phases 8-9 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................. 150,000 145,759
d
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 100,000 100,429
d
City of Dayton , Dayton Public Improvement District No. 5 Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 5.5% , 9/01/55 .......................... 102,000 100,285
City of Dripping Springs , Special Assessment , 2025 , 5.625% , 9/01/55 ............ 125,000 121,636
d
City of Ennis , Special Assessment , 144A, 2025 , 5.5% , 9/15/55 ................. 100,000 99,441
d
City of Fate , Williamsburg Public Improvement District No. 1 Phase 3B , Special
Assessment , 144A, 2023 , 5.375% , 8/15/53 ............................... 100,000 100,098
City of Gunter , Preserve Public Improvement District , Special Assessment , 2026 , 6% ,
9/15/56 ......................................................... 135,000 132,212
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/39 350,000 364,669
d
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2026 , 5.625% , 9/01/56 ............................. 138,000 132,480
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/58 ............................. 115,000 115,415
Prairie Winds Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2026 , 5.75% , 9/01/61 .............................. 100,000 96,908
City of Josephine , Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2026 , 5.75% , 9/15/56 .................................... 107,000 104,290
d
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 5 , Special
Assessment , 144A, 2025 , 5.375% , 9/01/50 ............................... 141,000 137,953
City of Lavon ,
Elevon Public Improvement District Improvement Area No. 3-5 , Special Assessment ,
2025 , 5.75% , 9/15/55 ............................................. 100,000 98,214
d
Lakepointe Public Improvement District , Special Assessment , 144A, 2022 , 6.125% ,
9/15/52 ........................................................ 200,000 206,043
City of Liberty , Liberty Ranch Public Improvement District , Special Assessment , 2026 ,
5.875% , 9/01/56 ................................................... 128,000 125,240
City of Lockhart , Seawillow Public Improvement District Improvement Area No. 1 ,
Special Assessment , 2026 , 6.125% , 9/01/56 ............................. 100,000 98,431
d
City of Lowry Crossing , Lowry Trails Public Improvement District Improvement Area No.
2 , Special Assessment , 144A, 2026 , 5.625% , 9/15/56 ....................... 125,000 119,993
d
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 100,000 103,867
City of Mclendon-Chisholm ,
Special Assessment , 2026 , 5.7% , 9/15/56 ............................... 110,000 106,000
d
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.75% , 9/15/52 ........................................ 135,000 137,480
City of Mesquite , Solterra Public Improvement District Improvement Area A-2-A-4 ,
Special Assessment , 2025 , 5.75% , 9/01/55 .............................. 143,000 139,106
d,g
City of Oak Point , Prairie Oaks Public Improvement District No. 1 Phase No. 4 , Special
Assessment , 144A, 2026 , 6% , 9/15/56 .................................. 160,000 159,308
City of Princeton ,
Special Assessment , 2026 , 5.625% , 9/01/56 ............................. 100,000 96,817
d
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 132,000 127,680
Windmore Public Improvement District Improvement Area No. 3 , Special
Assessment , 2025 , 5.625% , 9/01/55 .................................. 195,000 192,987
City of Rowlett , Trails at Cottonwood Creek Public Improvement District Neighborhood
Improvement No. 2-3 , Special Assessment , 2026 , 5.75% , 9/15/56 ............. 111,000 107,434
d
City of Royse City , Waterscape Annex Public Improvement District , Special
Assessment , 144A, 2026 , 5.625% , 9/15/56 ............................... 150,000 143,992

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Sachse , Sachse Public Improvement District No. 1 , Special Assessment , 144A,
2022 , 7% , 9/15/52 ................................................. $ 200,000 $ 212,711
d
City of Tomball , Raburn Reserve Public Improvement District Area No. 2 , Special
Assessment , 144A, 2023 , 5.75% , 9/15/52 ............................... 112,000 113,514
d
County of Bastrop , Double Eagle Ranch Public Improvement District Improvement Area
No. 2 , Special Assessment , 144A, 2024 , 5.25% , 9/01/44 .................... 105,000 106,415
d
County of Denton , Green Meadows Public Improvement District Major Improvement
Area , Special Assessment , 144A, 2025 , 6.125% , 12/31/55 ................... 100,000 101,784
d
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 94,726
County of Medina ,
d
Haby Farms Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2026 , 5.65% , 9/01/56 .............................. 178,000 168,874
Viera Public Improvement District 1 Improvement Area No. 1 Project , Special
Assessment , 2026 , 5.75% , 9/01/56 ................................... 150,000 145,799
County of Montgomery , Crockett Meadows Public Improvement District Improvement
Area No. 1 , Special Assessment , 2025 , 5.5% , 9/15/54 ...................... 123,000 119,127
d
East Waller County Management District , Sofi Lakes Sections 1 & 2 Assessments ,
Special Assessment , 144A, 2025 , 6.25% , 9/15/55 ......................... 131,000 132,720
EP Cimarron Ventanas PFC , Revenue , 2024 , Refunding , 4.125% , 12/01/39 ........ 150,000 140,615
Harris County Municipal Utility District No. 540 , GO , 2022 , 5.5% , 9/01/49 .......... 100,000 91,969
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 90,000 84,023
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 85,000 84,973
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier, Sub.
Lien , 2019 B , 5.5% , 12/01/54 ....................................... 460,000 439,713
d
Travis County Development Authority , Turner's Crossing Public Improvement District
Improvement Area No. 3 , Special Assessment , 144A, 2026 , 5.75% , 9/01/56 ...... 145,000 141,334
Walden Pond Fresh Water Supply District , GO , 2022 , 6.25% , 9/01/47 ............ 45,000 45,178
7,177,030
Utah 0.8%
Utah Infrastructure Agency , Revenue , 2025 , 5.25% , 10/15/49 .................. 375,000 365,360
Washington 0.4%
Washington State Housing Finance Commission ,
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ 120,000 120,862
d
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 100,000 90,207
211,069
Wisconsin 4.1%
Public Finance Authority ,
Campus Real Estate Holding Corp. LLC , Revenue , 2025 A , Refunding , 5.5% , 6/01/55 310,000 303,049
d
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/60 .................................................... 300,000 260,168
d
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 125,000 119,786
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5.5% , 6/15/55 100,000 101,325
NC A&T Real Estate Foundation LLC , Revenue , 2024 A , 5.25% , 6/01/54 ........ 200,000 193,013
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 345,000 284,030
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 100,000 109,463
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.5% , 6/15/55 ... 100,000 96,009
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 100,000 90,389
Wisconsin Health & Educational Facilities Authority ,
PHW Menomonee Falls, Inc. , Revenue , 2024 , 6.125% , 10/01/59 .............. 100,000 102,903

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See A bbreviations on page 53 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.75% , 8/15/54 .... $ 275,000 $ 281,406
1,941,541
U.S. Territories 6.2%
District of Columbia 0.5%
District of Columbia ,
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 140,000 133,285
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/33 .............. 100,000 108,793
242,078
Puerto Rico 5.7%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 350,382 325,441
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 296,826 263,723
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 62,945 62,120
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
2,102,000 2,039,960
2,691,244
Total U.S. Territories .................................................................... 2,933,322
Total Municipal Bonds (Cost $ 45,477,916 ) ......................................
45,059,269
Total Long Term Investments (Cost $ 47,545,013 ) ................................
47,143,376
a
a a a a
a
Total Investments (Cost $ 47,545,013 ) 99.2% ....................................
$47,143,376
Other Assets, less Liabilities 0.8% .............................................
392,653
Net Assets 100.0% ...........................................................
$47,536,029
a
See Note 3(d) regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
Non-income producing.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $11,717,182, representing 24.6% of net assets.
e
The maturity date shown represents the mandatory put date.
f
The rate shown represents the yield at period end.
g
Security purchased on a when-issued basis. See Note 1(c).

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series I
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.07 $8.11 $7.78 $7.83 $9.73
Income from investment operations
a
:
Net investment income
b
......................... 0.61 0.61 0.61 0.64 0.65
Net realized and unrealized gains (losses) ........... (—)
c
(0.03) 0.33 (0.07) (1.85)
Total from investment operations .................... 0.61 0.58 0.94 0.57 (1.20)
Less distributions from:
Net investment income .......................... (0.62) (0.62) (0.61) (0.62) (0.70)
Tax return of capital ............................ (—)
c
— — (—)
c
(—)
c
Total distributions ............................... (0.62) (0.62) (0.61) (0.62) (0.70)
Net asset value, end of year ....................... $8.06 $8.07 $8.11 $7.78 $7.83
Total return .................................... 7.76% 7.57% 12.71% 7.57% (12.87)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.05% 0.06% 0.08% 0.20% 1.27%
Expenses net of waiver and payments by affiliates ....... —% —% —% —%
d
—%
Net investment income ........................... 7.58% 7.68% 7.81% 8.24% 7.72%
Supplemental data
Net assets , end of year (000’s) ..................... $989,611 $615,016 $373,874 $109,051 $19,910
Portfolio turnover rate ............................ 33.18% 52.45% 16.69% 27.73% 30.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2026
Franklin Templeton SMACS: Series I
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 0.3%
Banks 0.3%
Bank of America Corp. ............................................... 45,000 $ 2,787,300
Total Common Stocks (Cost $ 1,242,963 ) .......................................
2,787,300
a
a
Equity-Linked Securities 0.0%
†
Energy Equipment & Services 0.0%
†
b
Citigroup Global Markets Holdings, Inc. into Halliburton Co. , 144A, 10% , 1/21/27 .... 6,000 214,033
Total Equity-Linked Securities (Cost $ 196,320 ) ..................................
214,033
Principal
Amount
a a a a
Corporate Bonds 80.9%
Aerospace & Defense 1.7%
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 .............................. $ 1,500,000 1,511,403
Senior Secured Note , 144A, 6.875% , 12/15/30 ............................ 2,500,000 2,564,780
Senior Secured Note , 144A, 6.625% , 3/01/32 ............................. 8,000,000 8,179,776
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................................. 4,250,000 4,319,912
16,575,871
Automobile Components 0.6%
b
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........................ 7,000,000 5,881,350
Automobiles 0.2%
b
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior Secured Note ,
144A, 10% , 1/15/31 ................................................ 2,000,000 2,045,136
Banks 0.8%
Bank of America Corp. , Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 .....
50,000 49,119
Barclays plc ,
c
Junior Sub. Bond , 7.625% to 9/14/35, FRN thereafter , Perpetual ............... 2,000,000 2,076,518
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..................... 200,000 214,500
c
Citigroup, Inc. , GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter , Perpetual . 5,000,000 5,069,710
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
50,000 51,394
Wells Fargo & Co. , Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 .....
100,000 106,057
7,567,298
Biotechnology 0.4%
b
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 .................................... 1,250,000 1,303,072
Senior Secured Note , 144A, 6.25% , 12/15/32 ............................. 2,750,000 2,792,169
4,095,241
Building Products 0.5%
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured Note , 144A, 6.625% ,
12/15/30 ........................................................ 2,000,000 2,042,166
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% , 3/01/32 ............ 3,000,000 3,038,820
5,080,986
Capital Markets 1.0%
Blackstone Private Credit Fund , Senior Note , 6% , 1/29/32 .....................
5,000,000 4,906,039
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29
50,000 50,800
c
Goldman Sachs Group, Inc. (The) , Z , Junior Sub. Bond , 6.85% to 2/09/30, FRN
thereafter , Perpetual ............................................... 5,000,000 5,127,540
Morgan Stanley ,
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .................. 100,000 106,408

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..................... $ 50,000 $ 50,600
10,241,387
Chemicals 4.5%
b
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding Corp. , Senior Secured
Note , 144A, 9.75% , 3/01/33 .......................................... 4,000,000 4,012,834
Celanese US Holdings LLC ,
Senior Bond , 7.379% , 7/15/32 ........................................ 2,000,000 2,096,042
Senior Bond , 7.7% , 11/15/33 ......................................... 3,500,000 3,739,292
Senior Note , 7.55% , 11/15/30 ......................................... 1,000,000 1,059,218
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 3,500,000 3,724,294
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 8% , 8/15/32 ....................................... 2,500,000 2,528,469
Senior Secured Note , 144A, 6.625% , 8/15/31 ............................. 6,500,000 6,569,154
b
Tronox, Inc. ,
Senior Note , 144A, 4.625% , 3/15/29 .................................... 16,000,000 10,734,107
Senior Secured Note , 144A, 9.125% , 9/30/30 ............................. 10,000,000 10,025,270
44,488,680
Commercial Services & Supplies 0.7%
d ,e
BX Frontier Member II LLC , 6.1% , 12/31/60 ................................ 3,808,177 3,912,302
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% , 8/01/29 ........... 2,500,000 2,606,769
6,519,071
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior Bond , 5.3% ,
1/19/34 ......................................................... 200,000 196,691
Ford Motor Credit Co. LLC , Senior Note , 7.2% , 6/10/30 .......................
3,000,000 3,145,167
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.4% , 3/26/29 ............ 50,000 51,355
3,393,213
Containers & Packaging 4.8%
b
Ardagh Group SA ,
f
Secured Note , 144A, PIK, 11% , 12/01/30 ................................ 6,214,500 5,875,974
Senior Secured Note , 144A, 9.5% , 12/01/30 .............................. 7,315,000 7,647,542
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc ,
Senior Note , 144A, 4% , 9/01/29 ....................................... 1,000,000 960,560
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 4/15/32 .. 3,500,000 3,420,186
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................................... 14,000,000 13,989,619
Senior Secured Note , 144A, 7.875% , 4/15/30 ............................. 7,500,000 7,652,864
b
Sword Purchaser LLC , Senior Secured Note , 144A, 8.25% , 4/15/33 ............. 7,500,000 7,767,270
47,314,015
Diversified REITs 0.0%
†
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% , 12/01/29 ..... 50,000 48,846
Diversified Telecommunication Services 7.2%
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125% , 5/01/27 ................................... 1,538,000 1,536,886
Senior Note , 144A, 7.375% , 3/01/31 .................................... 20,000,000 20,267,220
Senior Note , 144A, 7% , 2/01/33 ....................................... 12,500,000 12,210,854
b
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% , 4/03/31 ............. 5,500,000 4,956,130
b
QTS Central Issuer LLC / QTS TRS Central Issuer LLC , Senior Secured Note , 144A,
6.625% , 9/01/31 ................................................... 3,000,000 2,957,933

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC , Senior Secured
Bond , 144A, 5.7% , 4/15/36 ........................................... $ 5,000,000 $ 4,527,110
b
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A, 7.5% , 3/30/45 .... 10,000,000 9,539,595
b
Sopaipilla Investor LLC , Senior Secured Bond , 144A, 7.534% , 11/30/48 .......... 5,000,000 5,124,330
b
Space Exploration Technologies Corp. , Senior Bond , 144A, 5.875% , 7/15/36 ....... 7,500,000 7,071,877
Verizon Communications, Inc. , Junior Sub. Bond , 6.2% to 5/13/36, FRN thereafter ,
5/14/56 ......................................................... 3,000,000 2,904,034
71,095,969
Electric Utilities 4.5%
b
NRG Energy, Inc. ,
Senior Bond , 144A, 6.25% , 11/01/34 ................................... 3,000,000 2,992,920
Senior Bond , 144A, 6% , 1/15/36 ....................................... 10,000,000 9,728,923
Senior Bond , 144A, 6.125% , 5/15/36 ................................... 17,500,000 17,153,084
Senior Note , 144A, 6% , 2/01/33 ....................................... 3,000,000 2,987,663
Senior Secured Bond , 144A, 7% , 3/15/33 ................................ 50,000 53,084
Pacific Gas and Electric Co. , Senior Bond , 6.4% , 6/15/33 .....................
50,000 51,871
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
50,000 49,279
Southern Co. (The) , Junior Sub. Bond , 6% to 3/31/33, FRN thereafter , 4/01/58 .....
7,500,000 7,394,116
b
Vistra Operations Co. LLC ,
Senior Bond , 144A, 6.95% , 10/15/33 ................................... 50,000 53,206
Senior Note , 144A, 6.875% , 4/15/32 .................................... 4,000,000 4,130,128
44,594,274
Electrical Equipment 0.0%
†
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........................
50,000 50,869
Energy Equipment & Services 0.7%
b
Transocean International Ltd. , Senior Note , 144A, 8.5% , 5/15/31 ................ 2,500,000 2,629,550
b
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 .................................... 2,384,000 2,414,022
Senior Note , 144A, 6.75% , 10/15/33 .................................... 2,000,000 2,040,966
7,084,538
Entertainment 0.0%
†
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 100,000 101,686
Food Products 0.2%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings , Senior
Note , 5.75% , 4/01/33 ............................................... 50,000 50,744
b
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 ................ 2,000,000 2,019,242
2,069,986
Ground Transportation 0.0%
†
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.95% , 10/15/33 .................... 200,000 203,532
Health Care Equipment & Supplies 0.5%
b
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .................... 5,000,000 4,974,265
Health Care Providers & Services 16.2%
b
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 .............................................. 17,500,000 18,605,353
Secured Note , 144A, 6.875% , 4/15/29 .................................. 15,000,000 14,404,218
Secured Note , 144A, 6.125% , 4/01/30 .................................. 40,000,000 34,223,712
Senior Secured Note , 144A, 10.875% , 1/15/32 ............................ 15,000,000 15,935,520
Senior Secured Note , 144A, 9.75% , 1/15/34 .............................. 20,000,000 20,425,754
CVS Health Corp. ,
Junior Sub. Bond , 6.75% to 12/09/34, FRN thereafter , 12/10/54 ............... 2,500,000 2,565,827
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ................... 5,000,000 5,164,417

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
b
DaVita, Inc. ,
Senior Bond , 144A, 3.75% , 2/15/31 .................................... $ 6,000,000 $ 5,546,351
Senior Note , 144A, 6.875% , 9/01/32 .................................... 3,000,000 3,074,406
Senior Note , 144A, 6.75% , 7/15/33 ..................................... 500,000 511,956
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...................... 1,000,000 1,002,194
Tenet Healthcare Corp. ,
Senior Note , 6.125% , 10/01/28 ........................................ 12,000,000 12,016,668
Senior Secured Note , 6.125% , 6/15/30 .................................. 11,000,000 11,089,452
Senior Secured Note , 6.75% , 5/15/31 ................................... 15,000,000 15,326,520
159,892,348
Hotels, Restaurants & Leisure 6.6%
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 6% , 10/15/32 ...................................... 10,000,000 8,990,232
Senior Secured Note , 144A, 7% , 2/15/30 ................................ 4,500,000 4,528,760
Senior Secured Note , 144A, 6.5% , 2/15/32 ............................... 10,000,000 9,675,070
b
Carnival Corp. Ltd. , Senior Note , 144A, 6.125% , 2/15/33 ...................... 8,500,000 8,525,568
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. , Senior Note ,
144A, 6.75% , 1/15/30 ............................................... 20,000,000 19,591,302
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC , Senior
Secured Note , 144A, 8.25% , 4/15/30 ................................... 3,000,000 3,133,254
b
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......................... 750,000 730,149
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior Note , 144A, 7.125% ,
2/15/31 ......................................................... 10,000,000 10,504,180
65,678,515
Household Durables 1.7%
Newell Brands, Inc. ,
b
Senior Note , 144A, 8.5% , 6/01/28 ..................................... 5,000,000 5,215,060
Senior Note , 6.375% , 5/15/30 ......................................... 2,000,000 2,031,646
b
Whirlpool Corp. , Senior Secured Note , 144A, 7.875% , 7/01/34 ................. 10,000,000 9,807,714
17,054,420
Independent Power and Renewable Electricity Producers 2.7%
b
Talen Energy Supply LLC ,
Senior Note , 144A, 6.125% , 5/01/31 .................................... 11,000,000 10,978,287
Senior Note , 144A, 6.375% , 5/01/33 .................................... 6,000,000 5,927,368
b ,c
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 10,000,000 10,028,530
26,934,185
Insurance 1.4%
b
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note , 144A, 8.375% , 2/01/34 .................................. 10,000,000 9,031,909
Senior Secured Note , 144A, 8% , 12/31/32 ............................... 5,000,000 4,978,169
14,010,078
IT Services 0.5%
b
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% , 5/30/49 ............. 5,000,000 4,792,884
b
CoreWeave, Inc. , Senior Note , 144A, 9.25% , 6/01/30 ........................ 705,000 655,308
5,448,192
Media 1.7%
b
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..................... 200,000 194,928
b
Univision Communications, Inc. ,
Senior Secured Note , 144A, 8.5% , 7/31/31 ............................... 5,000,000 5,042,735
Senior Secured Note , 144A, 9.375% , 8/01/32 ............................. 5,000,000 5,105,755

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% , 1/15/33 ............ $ 7,000,000 $ 6,338,677
16,682,095
Metals & Mining 3.1%
b
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 ............... 750,000 726,576
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............................
50,000 54,095
b
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7.5% , 9/15/31 ..................................... 3,700,000 3,806,175
Senior Note , 144A, 7.375% , 5/01/33 .................................... 8,000,000 8,164,192
Senior Note , 144A, 7.625% , 1/15/34 .................................... 10,000,000 10,209,510
b
Fortescue Treasury Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................................... 800,000 755,708
Senior Bond , 144A, 6.125% , 4/15/32 ................................... 6,000,000 6,070,777
b
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... 550,000 567,923
30,354,956
Oil, Gas & Consumable Fuels 8.3%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 7/15/28 ..................................... 3,000,000 3,095,490
Senior Note , 144A, 9.75% , 2/15/31 ..................................... 4,000,000 4,336,212
Senior Secured Note , 144A, 9.25% , 7/15/29 .............................. 3,000,000 3,063,750
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% , 11/15/29 ......
100,000 96,429
Energy Transfer LP , Senior Bond , 6.55% , 12/01/33 ..........................
50,000 53,116
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25% , 2/15/35 .................................... 7,000,000 7,059,143
Senior Note , 144A, 6% , 4/15/30 ....................................... 1,000,000 999,584
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .................... 4,000,000 4,043,052
Occidental Petroleum Corp. , Senior Note , 8.875% , 7/15/30 ....................
50,000 55,726
b
Venture Global LNG, Inc. ,
c
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter , Perpetual ............. 30,000,000 30,424,692
Senior Secured Note , 144A, 9.875% , 2/01/32 ............................. 20,000,000 21,328,660
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............................. 2,000,000 2,225,286
Senior Secured Note , 144A, 6.125% , 12/15/30 ............................ 2,000,000 2,042,764
Senior Secured Note , 144A, 6.5% , 6/15/34 ............................... 3,000,000 3,103,578
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......................
100,000 101,246
82,028,728
Passenger Airlines 0.9%
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75% , 10/20/28 . 37,500 37,430
b
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note , 144A, 9.875% ,
9/20/31 ......................................................... 10,000,000 8,596,131
8,633,561
Personal Care Products 0.3%
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ................... 3,000,000 3,030,255
Pharmaceuticals 3.2%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ................... 13,000,000 13,541,450
b
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% , 4/15/31 ........... 2,000,000 2,109,328
b
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond , 144A, 5.125% , 4/30/31 ................................... 2,500,000 2,499,569
Senior Note , 144A, 7.875% , 5/15/34 .................................... 10,000,000 10,724,170
Senior Secured Note , 144A, 4.125% , 4/30/28 ............................. 3,000,000 2,971,305
31,845,822

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.3%
b
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 ..................................... $ 1,000,000 $ 1,007,850
Senior Secured Note , 144A, 5.75% , 8/15/32 .............................. 1,500,000 1,492,259
2,500,109
Software 2.2%
b
Cloud Software Group LLC ,
Secured Note , 144A, 9% , 9/30/29 ..................................... 7,500,000 7,526,190
Senior Secured Note , 144A, 6.5% , 3/31/29 ............................... 7,500,000 7,469,887
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......................... 7,500,000 6,789,912
21,785,989
Specialized REITs 0.3%
American Tower Corp. , Senior Note , 4.05% , 3/15/32 .........................
50,000 47,099
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .................. 2,500,000 2,536,975
2,584,074
Specialty Retail 0.0%
†
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............................
60,000 59,252
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. , Senior Bond , 5% , 10/15/34 ...................
50,000 47,972
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................................
80,000 80,347
128,319
Textiles, Apparel & Luxury Goods 1.4%
b ,f
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% , 7/15/33 ............. 13,175,607 14,148,784
Tobacco 0.0%
†
BAT Capital Corp. , Senior Bond , 6.421% , 8/02/33 ...........................
50,000 52,886
Trading Companies & Distributors 1.5%
b
EquipmentShare.com, Inc. , Secured Note , 144A, 7.125% , 7/01/34 ............... 6,000,000 5,912,421
b
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......................... 2,000,000 2,070,438
b
QXO Building Products, Inc. ,
Senior Note , 144A, 6.5% , 7/15/31 ..................................... 3,000,000 3,035,245
Senior Note , 144A, 6.875% , 7/15/34 .................................... 3,500,000 3,543,432
b
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% , 12/15/29 ..... 50,000 50,637
14,612,173
Total Corporate Bonds (Cost $ 786,992,236 ) .....................................
800,890,954
g
Senior Floating Rate Interests 3.4%
Containers & Packaging 0.2%
h
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental Closing Date CME
Term Loan, B , 6.936% , ( 1-month SOFR + 3.25% ), 4/01/32 ................... 2,468,001 2,437,151
Health Care Equipment & Supplies 1.0%
h
TPG, Inc., First Lien, CME Term Loan, B , 5.995% , ( 3-month SOFR + 2.25% ), 4/07/33
3,000,000 2,960,505
d ,h
TPG, Inc., Second Lien, Initial CME Term Loan , 8.745% , ( 3-month SOFR + 5% ),
4/07/34 ......................................................... 7,000,000 6,947,500
9,908,005
a a a a a
Health Care Providers & Services 0.1%
h
MPH Acquisition Holdings LLC, First Lien, Exchange First Out CME Term Loan ,
7.573% , ( 3-month SOFR + 3.75% ), 12/31/30 ............................. 530,683 533,671

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Oil, Gas & Consumable Fuels 0.8%
h
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term Loan , 6.954% ,
( 6-month SOFR + 3.25% ), 4/11/33 ..................................... $ 7,500,000 $ 7,561,463
Passenger Airlines 1.1%
h
American Airlines, Inc., First Lien, 2026 CME Term Loan , 6.764% , ( 3-month SOFR +
3% ), 5/30/33 ..................................................... 11,000,000 10,984,545
Personal Care Products 0.2%
h
OPAL US LLC, First Lien, CME Term Loan, B6 , 6.232% , ( 3-month SOFR + 2.5% ),
4/28/32 ......................................................... 1,985,025 1,997,610
Total Senior Floating Rate Interests (Cost $ 33,179,979 ) ..........................
33,422,445
Mortgage-Backed Securities 12.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.4%
FHLMC Pool, 30 Year , 5%, 5/01/53 - 11/01/54 .............................. 5,706,301 5,524,621
FHLMC Pool, 30 Year , 5%, 12/01/54 ..................................... 9,618,688 9,321,711
FHLMC Pool, 30 Year , 5.5%, 12/01/54 .................................... 8,485,176 8,410,790
FHLMC Pool, 30 Year , 5.5%, 7/01/53 - 2/01/55 ............................. 13,603,024 13,529,986
FHLMC Pool, 30 Year , 6%, 6/01/53 - 9/01/55 ............................... 6,988,838 7,080,801
43,867,909
Federal National Mortgage Association (FNMA) Fixed Rate 2.7%
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................................... 5,495,937 5,348,787
FNMA, 30 Year , 5.5%, 11/01/54 - 1/01/56 ................................. 16,642,583 16,492,723
FNMA, 30 Year , 6%, 8/01/55 ........................................... 4,285,530 4,336,587
26,178,097
Government National Mortgage Association (GNMA) Fixed Rate 5.7%
GNMA II, Single-family, 30 Year , 5.5%, 5/20/55 - 8/20/55 ...................... 14,849,367 14,780,854
GNMA II, Single-family, 30 Year , 5.5%, 10/20/55 ............................ 20,059,873 19,947,863
GNMA II, Single-family, 30 Year , 5.5%, 12/20/55 ............................ 10,336,556 10,278,839
GNMA II, Single-family, 30 Year , 6%, 8/20/55 - 1/20/56 ....................... 10,938,944 11,109,734
56,117,290
Total Mortgage-Backed Securities (Cost $ 127,132,447 ) ...........................
126,163,296
Total Long Term Investments (Cost $ 948,743,945 ) ...............................
963,478,028
a
a a a a
Short Term Investments 0.7%
Shares
a
Money Market Funds 0.7%
i,j
Franklin Institutional U.S. Government Money Market Fund , 3.629% ............. 6,897,277 6,897,277
Total Money Market Funds (Cost $ 6,897,277 ) ...................................
6,897,277
Total Short Term Investments (Cost $ 6,897,277 ) .................................
6,897,277
a
Total Investments (Cost $ 955,641,222 ) 98.1% ...................................
$970,375,305
Other Assets, less Liabilities 1.9% .............................................
19,235,796
Net Assets 100.0% ...........................................................
$989,611,101

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 53
.
†
Rounds to less than 0.1% of net assets.
a
See Note 1(d) regarding equity-linked securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $709,803,979, representing 71.7% of net assets.
c
Perpetual security with no stated maturity date.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
See Note 8 regarding restricted securities.
f
Income may be received in additional securities and/or cash.
g
See Note 1(e) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
See Note 3(d) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $38,500,565 $578,210,376 $45,715,907 $948,743,945
Cost - Non-controlled affiliates (Note 3 d ) ..... — 4,994,647 1,829,106 6,897,277
Value - Unaffiliated issuers ............... $38,381,874 $688,645,703 $45,306,626 $963,478,028
Value - Non-controlled affiliates (Note 3 d ) .... — 4,994,647 1,836,750 6,897,277
Cash ................................. 76,587 508,258 48,116 224,531
Receivables:
Investment securities sold ................ — — 4,287,500 —
Capital shares sold ..................... — 1,645,266 4,351 2,351,891
Dividends and interest .................. 771,181 1,736,056 699,976 17,082,327
Affiliates ............................. 5,589 90,962 3,873 72,365
Total assets ....................... 39,235,231 697,620,892 52,187,192 990,106,419
Liabilities:
Payables:
Investment securities purchased ........... 407,214 4,781,986 469,000 —
Capital shares redeemed ................ — 253,637 3,898,594 354,852
Transfer agent fees ..................... 1,735 44,352 2,188 41,754
Professional fees ...................... 61,610 64,422 56,739 91,779
Trustees' fees and expenses .............. 246 2 225 18
Distributions to shareholders .............. 169,459 199 216,953 367
Accrued expenses and other liabilities ........ 6,198 6,010 7,464 6,548
Total liabilities ...................... 646,462 5,150,608 4,651,163 495,318
Net assets, at value .............. $38,588,769 $692,470,284 $47,536,029 $989,611,101
Net assets consist of:
Paid-in capital .......................... $38,849,850 $587,400,321 $48,299,616 $980,788,505
Total distributable earnings (losses) .......... (261,081) 105,069,963 (763,587) 8,822,596
Net assets, at value .............. $38,588,769 $692,470,284 $47,536,029 $989,611,101
Shares outstanding ...................... 4,554,856 45,436,935 5,233,502 122,732,800
Net asset value per share
a
................. $8.47 $15.24 $9.08 $8.06
a
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended August 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Investment income:
Dividends: (net of foreign taxes of $–, $464,386,
$– and $–, respectively)
Unaffiliated issuers ..................... $— $13,918,663 $— $50,400
Non-controlled affiliates (Note 3 d ) .......... — 257,379 137,773 312,195
Interest:
Unaffiliated issuers:
Paydown gain (loss) .................. 179,680 — — 108,361
Paid in cash
a
........................ 1,932,452 2,962 1,983,138 59,450,482
Other income
b
.......................... — 18,050 10,809 24,176
Total investment income ................ 2,112,132 14,197,054 2,131,720 59,945,614
Expenses:
Transfer agent fees (Note 3c) .............. 6,561 138,210 7,803 162,938
Custodian fees .......................... 181 6,350 182 4,413
Reports to shareholders fees ............... 4,204 13,700 4,867 13,698
Registration and filing fees ................. 8,432 54,163 8,309 72,627
Professional fees ........................ 81,608 105,104 77,226 144,923
Trustees' fees and expenses ............... 522 5,376 555 7,913
Pricing fees ............................ 17,513 3,186 33,570 9,681
Other ................................. 6,553 9,831 6,148 12,983
Total expenses ...................... 125,574 335,920 138,660 429,176
Expenses waived/paid by affiliates (Note 3 d
and 3 e ) ........................... (125,574) (335,920) (138,660) (429,176)
Net expenses ...................... — — — —
Net investment income ............. 2,112,132 14,197,054 2,131,720 59,945,614
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (133,974) 23,296,111 (130,355) (3,801,565)
Non-controlled affiliates (Note 3 d ) ........ — — (92,321) —
Foreign currency transactions ............. — 11,044 — (5,260)
Net realized gain (loss) ............... (133,974) 23,307,155 (222,676) (3,806,825)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 97,536 66,826,462 417,915 977,828
Non-controlled affiliates (Note 3 d ) ........ — — (2,740) —
Translation of other assets and liabilities
denominated in foreign currencies ........ — (3,561) — —
Net change in unrealized appreciation
(depreciation) ...................... 97,536 66,822,901 415,175 977,828
Net realized and unrealized gain (loss) ......... (36,438) 90,130,056 192,499 (2,828,997)
Net increase (decrease) in net assets resulting from
operations ............................... $2,075,694 $104,327,110 $2,324,219 $57,116,617
a
Includes amortization of premium and accretion of discount.
b
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Templeton SMACS: Series CH Franklin Templeton SMACS: Series E
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,112,132 $1,479,743 $14,197,054 $8,043,888
Net realized gain (loss) ............ (133,974) (123,303) 23,307,155 8,987,380
Net change in unrealized appreciation
(depreciation) ................. 97,536 (1,774,015) 66,822,901 24,089,546
Net increase (decrease) in net
assets resulting from operations . 2,075,694 (417,575) 104,327,110 41,120,814
Distributions to shareholders ......... (1,922,816) (1,467,378) (37,195,273) (19,727,030)
Capital share transactions (Note 2 ) ..... 11,029,040 6,382,300 211,489,014 174,524,065
Net increase (decrease) in net
assets ..................... 11,181,918 4,497,347 278,620,851 195,917,849
Net assets:
Beginning of year .................. 27,406,851 22,909,504 413,849,433 217,931,584
End of year ...................... $38,588,769 $27,406,851 $692,470,284 $413,849,433

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Templeton SMACS: Series H Franklin Templeton SMACS: Series I
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,131,720 $1,058,965 $59,945,614 $37,222,883
Net realized gain (loss) ............ (222,676) 18,748 (3,806,825) 447,152
Net change in unrealized appreciation
(depreciation) ................. 415,175 (1,384,681) 977,828 1,112,773
Net increase (decrease) in net
assets resulting from operations . 2,324,219 (306,968) 57,116,617 38,782,808
Distributions to shareholders ......... (2,113,088) (1,045,091) (60,704,461) (38,285,671)
Distributions to shareholders from tax
return of capital .................. — — (333,379) —
Total distributions to shareholders ..... (2,113,088) (1,045,091) (61,037,840) (38,285,671)
Capital share transactions (Note 2 ) ..... 20,493,828 15,530,069 378,516,160 240,644,721
Net increase (decrease) in net
assets ..................... 20,704,959 14,178,010 374,594,937 241,141,858
Net assets:
Beginning of year .................. 26,831,070 12,653,060 615,016,164 373,874,306
End of year ...................... $47,536,029 $26,831,070 $989,611,101 $615,016,164

Franklin Strategic Series

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of twelve
separate funds, four of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
e. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
Certain or all Funds may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees
or commitment fees. These fees are recorded as income
when received by the Funds. Facility fees are recognized as
income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Dividends from
net investment income are normally declared daily; these
dividends may be reinvested or paid monthly to shareholders
for Franklin Templeton SMACS: Series CH and Franklin
Templeton SMACS: Series H, and recorded on ex-dividend
date for Franklin Templeton SMACS: Series E and Franklin
Templeton SMACS: Series I. Distributions from realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
e. Senior Floating Rate Interests
(continued)

Franklin Strategic Series
Notes to Financial Statements

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h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Templeton SMACS:
Series CH
Franklin Templeton SMACS:
Series E
Shares Amount Shares Amount
Single Class
Year ended August 31, 2026
Shares sold ................................... 1,602,298 $13,790,617 19,833,419 $284,326,891
Shares issued in reinvestment of distributions .......... — — 63 907
Shares redeemed ............................... (320,439) (2,761,577) (5,087,522) (72,838,784)
Net increase (decrease) .......................... 1,281,859 $11,029,040 14,745,960 $211,489,014
Year ended August 31, 2025
Shares sold ................................... 1,560,906 $13,711,654 17,441,028 $222,731,933
Shares issued in reinvestment of distributions .......... 53 474 48 602
Shares redeemed ............................... (846,140) (7,329,828) (3,811,874) (48,208,470)
Net increase (decrease) .......................... 714,819 $6,382,300 13,629,202 $174,524,065
Franklin Templeton SMACS:
Series H
Franklin Templeton SMACS:
Series I
Shares Amount Shares Amount
Single Class
Year ended August 31, 2026
Shares sold ................................... 3,470,265 $32,052,739 59,447,235 $483,217,495
Shares issued in reinvestment of distributions .......... — — 201 1,622
Shares redeemed ............................... (1,261,797) (11,558,911) (12,887,548) (104,702,957)
Net increase (decrease) .......................... 2,208,468 $20,493,828 46,559,888 $378,516,160
Year ended August 31, 2025
Shares sold ................................... 2,030,344 $18,797,350 39,769,515 $318,217,572
Shares issued in reinvestment of distributions .......... 50 478 193 1,539
Shares redeemed ............................... (350,266) (3,267,759) (9,715,769) (77,574,390)
Net increase (decrease) .......................... 1,680,128 $15,530,069 30,053,939 $240,644,721
1. Organization and Significant Accounting Policies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
The Funds pay transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended August 31, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations, of which the following amounts were retained by Investor Services:
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended August 31,
2026, investments in affiliated management investment companies were as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Transfer agent fees ........................ $5,426 $117,596 $6,430 $162,938

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets of each class until December 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended August 31, 2026, are reflected as other income in the Statements of Operations.
f. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended August 31, 2026, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.629% ............ $2,925,813 $380,204,829 $(378,135,995) $— $— $4,994,647 4,994,647 $257,379
Total Affiliated Securities ... $2,925,813 $380,204,829 $(378,135,995) $— $— $4,994,647 $257,379
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $531,300 $7,235,500 $(5,834,989) $(92,321) $(2,740) $1,836,750 75,000 $137,773
Total Affiliated Securities ... $531,300 $7,235,500 $(5,834,989) $(92,321) $(2,740) $1,836,750 $137,773
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.629% ............ $2,921,629 $418,072,958 $(414,097,310) $— $— $6,897,277 6,897,277 $312,195
Total Affiliated Securities ... $2,921,629 $418,072,958 $(414,097,310) $— $— $6,897,277 $312,195
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2026, the capital loss carryforwards were as follows:
During the year ended August 31, 2026, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2026 and 2025, was as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Purchases ................................................................ $7,460,000 $15,000,000
Sales .................................................................... $8,035,000 $18,265,000
Net Realized Gains (Losses) ................................................... — —
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term .............................................. $ 118,701 $ 187,438 $ 2,140,538
Long term .............................................. 240,629 211,864 2,941,217
Total capital loss carryforwards ............................. $359,330 $399,302 $5,081,755
Franklin
Templeton
SMACS: Series
E
Capital loss utilized carryforwards ................................................................ $2,296,983
Franklin Templeton SMACS: Series
CH
Franklin Templeton SMACS: Series
E
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $253,799 $53,936 $37,195,273 $19,727,030
Tax exempt income ...................... 1,669,017 1,413,442 — —
$1,922,816 $1,467,378 $37,195,273 $19,727,030
Franklin Templeton SMACS: Series
H Franklin Templeton SMACS: Series I
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $77,779 $46,839 $60,704,461 $38,285,671
Tax exempt income ...................... 2,035,309 998,252 — —
3. Transactions with Affiliates
(continued)
f. Interfund Transactions
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
At August 31, 2026, the cost of investments, net unrealized appreciation (depreciation) , undistributed tax exempt income, undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, bond discounts and premiums, equity-linked securities and perpetual bonds.
Franklin Templeton SMACS: Series E utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
5. Investment Transactions
Purchases and sales of investments and ETFs (excluding short term securities) for the year ended August 31, 2026, were as follows:
6. Credit Risk
At August 31, 2026, certain or all Funds had a portion of their portfolio invested in high yield or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin Templeton SMACS: Series
H Franklin Templeton SMACS: Series I
2026 2025 2026 2025
Return of capital ......................... — — 333,379 —
$2,113,088 $1,045,091 $61,037,840 $38,285,671
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
a a a a a
Cost of investments ....................... $38,460,421 $589,763,849 $47,492,011 $956,470,587
Unrealized appreciation ..................... $866,615 $111,393,201 $540,212 $23,905,746
Unrealized depreciation ..................... (945,162) (7,516,700) (888,847) (10,001,028)
Net unrealized appreciation (depreciation) ....... $(78,547) $103,876,501 $(348,635) $13,904,718
Distributable earnings:
Undistributed ordinary income ................ $— $184,434 $— $—
Undistributed tax exempt income .............. 346,254 — 201,304 —
Undistributed long term capital gains ........... — 1,007,349 — —
Total distributable earnings .................. $346,254 $1,191,783 $201,304 $—
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Purchases .............................. $14,811,101 $908,658,418 $29,035,877 $618,856,644
Sales .................................. $4,311,344 $696,119,921 $8,962,173 $257,302,641
4. Income Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
7. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At August 31, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of
Franklin
Templeton
SMACS:
Series CH
Franklin
Templeton
SMACS:
Series H
Franklin
Templeton
SMACS:
Series I
Credit risk ..................................................... 53.2% 44.2% 76.9%
Shares Issuer
Acquisition
Date Cost Value
Franklin Templeton SMACS: Series E
900 QXO, Inc., C ............................... 3/23/26 - 6/25/26 $ 9,000,396 $ 9,233,083
Total Restricted Securities (Value is 1.3% of Net Assets) ............... $9,000,396 $9,233,083
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin Templeton SMACS: Series I
3,808,177 BX Frontier Member II LLC, 6.1%, 12/31/60 ........ 3/17/26 $ 3,808,177 $ 3,912,302
Total Restricted Securities (Value is 0.4% of Net Assets) ............... $3,808,177 $3,912,302
*
In U.S. dollars unless otherwise indicated.
6. Credit Risk
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended August 31, 2026, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
a
Warrants ............................... $ — $ — $ —
b
$ —
Corporate Bonds ........................ — 247,358 — 247,358
Municipal Bonds :
Arizona .............................. — 523,192 — 523,192
California ............................. — 36,017,446 594,489 36,611,935
U.S. Territories
Puerto Rico ........................... — 99,389 — 99,389
Short Term Investments ................... — 900,000 — 900,000
Total Investments in Securities ........... $— $37,787,385 $594,489 $38,381,874
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 13,910,700 — — 13,910,700
Banks ............................... 15,369,410 — — 15,369,410
Beverages ........................... 11,083,750 — — 11,083,750
Biotechnology ......................... 6,410,500 — — 6,410,500
Broadline Retail ....................... 9,158,451 — — 9,158,451
Capital Markets ........................ 9,244,880 — — 9,244,880
Diversified Telecommunication Services ..... 7,002,800 — — 7,002,800
Electric Utilities ........................ 3,027,600 — — 3,027,600
Energy Equipment & Services ............. 9,015,000 — — 9,015,000
Food Products ........................ — 5,836,467 — 5,836,467
Ground Transportation .................. 5,141,850 — — 5,141,850
Health Care Equipment & Supplies ......... 22,662,500 — — 22,662,500
Health Care Providers & Services .......... 16,726,596 — — 16,726,596
Hotels, Restaurants & Leisure ............. 10,638,045 — — 10,638,045
Household Products .................... 2,902,400 — — 2,902,400
9. Credit Facility
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series E (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Machinery ............................ $ 4,784,820 $ — $ — $ 4,784,820
Metals & Mining ....................... 7,574,000 — — 7,574,000
Oil, Gas & Consumable Fuels ............. 11,480,300 20,617,301 — 32,097,601
Pharmaceuticals ....................... 6,740,101 — — 6,740,101
Semiconductors & Semiconductor Equipment . 15,084,168 — — 15,084,168
Specialty Retail ........................ 6,556,600 — — 6,556,600
Tobacco ............................. 12,642,750 — — 12,642,750
Equity-Linked Securities ................... — 355,214,181 — 355,214,181
Convertible Preferred Stocks :
Aerospace & Defense ................... 16,210,000 — — 16,210,000
Capital Markets ........................ 37,728,700 — — 37,728,700
Chemicals ........................... 12,332,250 — — 12,332,250
Electric Utilities ........................ 17,314,500 — — 17,314,500
Software ............................. 7,002,000 — — 7,002,000
Trading Companies & Distributors .......... — — 9,233,083 9,233,083
Short Term Investments ................... 4,994,647 — — 4,994,647
Total Investments in Securities ........... $302,739,318 $381,667,949
c
$9,233,083 $693,640,350
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Management Investment Companies ......... 1,836,750 — — 1,836,750
Warrants ............................... — — —
b
—
Corporate Bonds ........................ — 247,357 — 247,357
Municipal Bonds ......................... — 45,059,269 — 45,059,269
Total Investments in Securities ........... $1,836,750 $45,306,626 $— $47,143,376
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Common Stocks ......................... 2,787,300 — — 2,787,300
Equity-Linked Securities ................... — 214,033 — 214,033
Corporate Bonds :
Aerospace & Defense ................... — 16,575,871 — 16,575,871
Automobile Components ................. — 5,881,350 — 5,881,350
Automobiles .......................... — 2,045,136 — 2,045,136
Banks ............................... — 7,567,298 — 7,567,298
Biotechnology ......................... — 4,095,241 — 4,095,241
Building Products ...................... — 5,080,986 — 5,080,986
Capital Markets ........................ — 10,241,387 — 10,241,387
Chemicals ........................... — 44,488,680 — 44,488,680
Commercial Services & Supplies ........... — 2,606,769 3,912,302 6,519,071
Consumer Finance ..................... — 3,393,213 — 3,393,213
Containers & Packaging ................. — 47,314,015 — 47,314,015
Diversified REITs ...................... — 48,846 — 48,846
Diversified Telecommunication Services ..... — 71,095,969 — 71,095,969
Electric Utilities ........................ — 44,594,274 — 44,594,274
Electrical Equipment .................... — 50,869 — 50,869
Energy Equipment & Services ............. — 7,084,538 — 7,084,538
Entertainment ......................... — 101,686 — 101,686
Food Products ........................ — 2,069,986 — 2,069,986
Ground Transportation .................. — 203,532 — 203,532
Health Care Equipment & Supplies ......... — 4,974,265 — 4,974,265
Health Care Providers & Services .......... — 159,892,348 — 159,892,348
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At August 31, 2026, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series I (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Hotels, Restaurants & Leisure ............. $ — $ 65,678,515 $ — $ 65,678,515
Household Durables .................... — 17,054,420 — 17,054,420
Independent Power and Renewable Electricity
Producers .......................... — 26,934,185 — 26,934,185
Insurance ............................ — 14,010,078 — 14,010,078
IT Services ........................... — 5,448,192 — 5,448,192
Media ............................... — 16,682,095 — 16,682,095
Metals & Mining ....................... — 30,354,956 — 30,354,956
Oil, Gas & Consumable Fuels ............. — 82,028,728 — 82,028,728
Passenger Airlines ..................... — 8,633,561 — 8,633,561
Personal Care Products ................. — 3,030,255 — 3,030,255
Pharmaceuticals ....................... — 31,845,822 — 31,845,822
Semiconductors & Semiconductor Equipment . — 2,500,109 — 2,500,109
Software ............................. — 21,785,989 — 21,785,989
Specialized REITs ...................... — 2,584,074 — 2,584,074
Specialty Retail ........................ — 59,252 — 59,252
Technology Hardware, Storage & Peripherals . — 128,319 — 128,319
Textiles, Apparel & Luxury Goods .......... — 14,148,784 — 14,148,784
Tobacco ............................. — 52,886 — 52,886
Trading Companies & Distributors .......... — 14,612,173 — 14,612,173
Senior Floating Rate Interests ............... — 26,474,945 6,947,500 33,422,445
Mortgage-Backed Securities ................ — 126,163,296 — 126,163,296
Short Term Investments ................... 6,897,277 — — 6,897,277
Total Investments in Securities ........... $9,684,577 $949,830,926 $10,859,802 $970,375,305
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $26,453,768, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Warrants :
United States . $ — $ —
c
$ — $ — $ — $ — $ — $ — $ —
c
$ —
Municipal Bonds :
United States . 603,985 — — — — — — (9,496) 594,489 (9,496)
Total Investments in
Securities ....... $603,985 $— $— $— $— $— $— $(9,496) $594,489 $(9,496)
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of August 31, 2026, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Convertible Preferred
Stocks :
Trading Companies &
Distributors ...... $ — $ 9,000,396 $ — $ — $ — $ — $ — $ 232,687 $ 9,233,083 $ 232,687
Total Investments in
Securities ............ $— $9,000,396 $— $— $— $— $— $232,687 $9,233,083 $232,687
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
Common Stocks :
Pharmaceuticals .... 117,208 52 (103,456) — — — (50) (13,754) — —
Corporate Bonds :
Commercial Services &
Supplies ........ — 3,808,177 — — — — — 104,125 3,912,302 104,125
Senior Floating Rate
Interests :
Health Care Equipment
& Supplies ....... — 6,930,000 — — — 2,704 — 14,796 6,947,500 14,796
Escrows and Litigation
Trusts : —
c
— (607) — — — 607 — — —
Total Investments in
Securities ............ $117,208 $10,738,229 $(104,063) $— $— $2,704 $557 $105,167 $10,859,802 $118,921
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Municipal Bonds
California
.....................
$594,489 Discounted cash flow Discount rate 8.5% Decrease
All Other Investments
.............
—
b
Total $594,489
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Level 3 financial instruments, for Franklin Templeton SMACS: Series I include the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
11. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provide details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Trading Companies & Distributors $9,233,083 Warrant pricing model Discount for lack of marketability
10.5% Decrease
Expected term 0.6 years Increase
Total $9,233,083
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Strategic Series
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Templeton SMACS: Series CH, Franklin
Templeton SMACS: Series E, Franklin Templeton SMACS: Series H and Franklin Templeton SMACS: Series I
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Templeton SMACS: Series CH, Franklin Templeton SMACS: Series E, Franklin Templeton SMACS: Series H and Franklin
Templeton SMACS: Series I (four of the funds constituting Franklin Strategic Series, hereafter collectively referred to as the
"Funds") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, private placement agents, transfer agent, agent banks and brokers; when replies were not received from brokers or the private placement agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin Templeton
SMACS: Series CH
Franklin Templeton
SMACS: Series E
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $1,242,191
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) — $6,305,200
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) — $8,068,527
Exempt-Interest Dividends Distributed §852(b)(5)(A) $1,669,017 —
Section 163(j) Interest Dividends Earned §163(j) $63,887 $257,242
Pursuant to:
Franklin Templeton
SMACS: Series H
Franklin Templeton
SMACS: Series I
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) — $50,400
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) — $50,400
Exempt-Interest Dividends Distributed §852(b)(5)(A) $2,035,309 —
Section 163(j) Interest Dividends Earned §163(j) $77,779 $59,235,578
Interest Earned from Federal
Obligations Note (1) — $7,304,069

Franklin Strategic Series

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN STRATEGIC SERIES
Franklin Templeton SMACS: Series CH
Franklin Templeton SMACS: Series E
Franklin Templeton SMACS: Series H
Franklin Templeton SMACS: Series I
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Strategic Series (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same
Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders. They specifically noted that the Funds are used exclusively for separately managed accounts advised or sub-advised by Franklin Advisers, Inc. or its affiliates.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

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Franklin Templeton SMACS: Series CH, Franklin Templeton SMACS: Series E and Franklin Templeton SMACS: Series H -
The Performance Universe for the Franklin Templeton SMACS: Series CH included the Fund and all retail and institutional
California municipal debt funds. The Performance Universe for the Franklin Templeton SMACS: Series E included the Fund and all retail and institutional equity income funds. The Performance Universe for the Franklin Templeton SMACS: Series H
included the Fund and all retail and institutional high yield municipal debt funds. The Board noted that the Funds’ annualized total returns for the one-, three- and five-year periods were above the medians of their respective Performance Universes. The
Board concluded that each Fund’s performance was satisfactory.
Franklin Templeton SMACS: Series I - The Performance Universe for the Fund included the Fund and all retail and institutional alternative credit focus funds. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median and in the first quintile (best) of its Performance Universe, but for the five-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the actual management fee rate (Management Rate), of each Fund in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the
Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for comparable share classes for Funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Franklin Templeton SMACS: Series CH included the Fund and nine other California municipal debt funds. The Expense Group for the Franklin Templeton SMACS: Series E included the Fund and nine other equity income funds. The Expense Group for the Franklin Templeton SMACS: Series H included the Fund and five other high yield municipal debt funds. The Expense Group for the Franklin Templeton SMACS: Series I included the Fund, one short high yield fund and
13 high yield funds. The Board noted that the actual total expense ratios for the Funds were below the medians and in the first quintile (least expensive) of their respective Expense Groups. The Board also noted that the Manager provides general investment management and administrative services to each Fund for a zero management fee. The Board further noted
that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board also noted that the
Manager assumes certain expenses incurred by each Fund (including acquired fund fees and expenses, but excluding certain non-routine expenses, such as those relating to litigation, indemnification, reorganizations and liquidations) so that total annual fund operating expenses do not exceed 0.00%. The Board concluded that each Fund’s zero contractual management fee is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

Franklin Strategic Series

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The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, and in light of the fact that the Manager assumes certain expenses to ensure that the Funds’ operating expenses remain at 0.00%, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Board noted that because each Fund pays a zero management fee, the consideration of possible economies of scale in the future was not relevant.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

FSS3-AFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff's comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations "principal executive officer" and "principal financial officer" in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory's actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Strategic Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 27, 2026